JPMorgan Income Fund
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 33.4%
Aerospace & Defense — 0.4%
Bombardier, Inc. (Canada)
7.50%, 3/15/2025 (a)	1,940	1,940
7.88%, 4/15/2027 (a)	4,670	4,673
8.75%, 11/15/2030 (a)	4,050	4,146
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	3,904	3,528
4.13%, 4/15/2029 (a)	1,999	1,802
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	2,746	2,969
TransDigm, Inc. 6.25%, 3/15/2026 (a)	7,337	7,286
Triumph Group, Inc.
7.75%, 8/15/2025	2,940	2,882
9.00%, 3/15/2028 (a)	1,718	1,764
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (a) (b)	2,471	87
9.00%, 11/15/2026 (a) (b)	5,685	540
		31,617
Automobile Components — 1.1%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	3,420	3,293
7.00%, 4/15/2028 (a)	1,650	1,676
8.25%, 4/15/2031 (a)	2,700	2,745
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	3,333	3,144
5.88%, 6/1/2029 (a)	8,896	8,610
3.75%, 1/30/2031 (a)	9,112	7,611
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	858	828
6.88%, 7/1/2028	4,795	4,412
5.00%, 10/1/2029	8,360	6,919
Clarios Global LP
6.75%, 5/15/2025 (a)	4,250	4,261
6.25%, 5/15/2026 (a)	7,262	7,222
8.50%, 5/15/2027 (a)	6,715	6,755
Cooper-Standard Automotive, Inc.
13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (a) (c)	2,941	3,086
10.63% (PIK), 5/15/2027 (a) (c)	920	635
Dana, Inc.
5.38%, 11/15/2027	2,775	2,634
5.63%, 6/15/2028	2,777	2,647
4.25%, 9/1/2030	1,744	1,480
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	4,565	3,894
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	1,988	1,926
5.00%, 7/15/2029	10,196	9,302
5.25%, 4/30/2031	2,016	1,771
5.25%, 7/15/2031	2,360	2,047

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobile Components — continued
Icahn Enterprises LP 6.25%, 5/15/2026	4,076	3,849
IHO Verwaltungs GmbH (Germany) 4.75% (Cash), 9/15/2026 (a) (c)	4,960	4,670
		95,417
Automobiles — 0.0% ^
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027 (a)	1,000	924
Banks — 1.0%
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (d) (e) (f) (g) (h)	9,900	8,935
Bank of America Corp. Series AA, (3-MONTH CME TERM SOFR + 4.16%), 6.10%, 3/17/2025 (e) (f) (h)	716	707
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (e) (f) (h)	9,905	9,541
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (e) (f) (h)	4,714	4,553
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (e) (f) (h)	6,230	5,580
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (e) (f) (h)	83	81
HSBC Holdings plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (d) (e) (f) (h)	6,831	5,305
ING Groep NV (USD ICE Swap Rate 5 Year + 4.20%), 6.75%, 4/16/2024 (d) (e) (f) (g) (h)	8,500	8,362
Intesa Sanpaolo SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (h)	6,402	4,215
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (d) (e) (f) (h)	12,226	11,613
Toronto-Dominion Bank (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (d) (h)	5,795	5,827
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035 (a) (h)	5,096	4,452
Wells Fargo & Co. Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (e) (f) (h)	21,821	19,687
		88,858
Beverages — 0.1%
Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (a)	2,727	2,480
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	5,690	4,872
		7,352
Biotechnology — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	4,033	1,588
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	6,077	5,368
		6,956
Broadline Retail — 0.2%
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	14,055	13,166
Nordstrom, Inc.
4.00%, 3/15/2027	250	235
4.25%, 8/1/2031	2,530	1,997
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (c)	7,927	5,227
9.75%, 10/1/2027 (a)	961	951
		21,576

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — 0.5%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	3,418	2,932
6.38%, 6/15/2032 (a)	3,020	2,972
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (a)	10,550	10,524
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	2,000	1,875
JELD-WEN, Inc.
4.63%, 12/15/2025 (a)	376	360
4.88%, 12/15/2027 (a)	2,803	2,585
Masonite International Corp.
5.38%, 2/1/2028 (a)	4,450	4,228
3.50%, 2/15/2030 (a)	1,800	1,521
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	1,850	1,568
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	11,809	11,098
4.38%, 7/15/2030 (a)	6,414	5,622
Summit Materials LLC
6.50%, 3/15/2027 (a)	1,145	1,136
5.25%, 1/15/2029 (a)	2,060	1,926
7.25%, 1/15/2031 (a)	1,247	1,255
		49,602
Capital Markets — 0.1%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	1,440	1,159
3.63%, 10/1/2031 (a)	982	722
Goldman Sachs Group, Inc. (The)
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (e) (f) (h)	6,225	6,315
Series P, (3-MONTH CME TERM SOFR + 3.14%), 8.50%, 1/8/2024 (e) (f) (h)	5,070	5,020
		13,216
Chemicals — 1.1%
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	10,742	10,184
3.38%, 2/15/2029 (a)	8,213	7,155
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)	5,527	3,524
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (a)	1,302	1,185
Chemours Co. (The)
5.75%, 11/15/2028 (a)	9,351	8,464
4.63%, 11/15/2029 (a)	2,107	1,770
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	9,841	8,745
Gates Global LLC 6.25%, 1/15/2026 (a)	950	940
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	2,005	2,070
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024 (a)	947	936
5.25%, 6/1/2027 (a)	15,310	13,781
8.50%, 11/15/2028 (a)	2,500	2,583
4.25%, 5/15/2029 (a)	2,720	2,148
Sasol Financing USA LLC 5.50%, 3/18/2031	1,900	1,541

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,625	2,501
4.50%, 10/15/2029	10,937	9,325
4.00%, 4/1/2031	4,870	3,908
4.38%, 2/1/2032	1,190	945
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	1,212	1,012
5.13%, 4/1/2029 (a)	11,110	4,316
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	11,387	10,844
5.63%, 8/15/2029 (a)	2,981	2,509
		100,386
Commercial Services & Supplies — 1.0%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	10,192	8,824
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	2,736	2,432
4.88%, 7/15/2032 (a)	5,796	5,079
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	4,487	4,360
4.63%, 6/1/2028 (a)	4,979	4,320
Aramark Services, Inc.
5.00%, 4/1/2025 (a)	1,415	1,404
5.00%, 2/1/2028 (a)	6,001	5,679
Bidvest Group UK plc (The) (South Africa) 3.63%, 9/23/2026 (a)	2,000	1,821
Brink's Co. (The) 4.63%, 10/15/2027 (a)	3,195	2,995
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	790	751
9.50%, 11/1/2027 (a)	4,200	4,051
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (a)	6,294	6,079
5.13%, 12/15/2026 (a)	2,110	2,047
4.00%, 8/1/2028 (a)	4,628	4,129
4.75%, 6/15/2029 (a)	340	311
6.75%, 1/15/2031 (a)	1,605	1,619
Madison IAQ LLC
4.13%, 6/30/2028 (a)	13,896	12,345
5.88%, 6/30/2029 (a)	1,254	1,052
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	6,563	6,491
3.38%, 8/31/2027 (a)	7,569	6,848
Stericycle, Inc.
5.38%, 7/15/2024 (a)	620	617
3.88%, 1/15/2029 (a)	7,595	6,697
		89,951
Communications Equipment — 0.3%
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	2,505	1,966

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Communications Equipment — continued
CommScope, Inc.
6.00%, 3/1/2026 (a)	13,259	11,370
8.25%, 3/1/2027 (a)	9,416	4,685
4.75%, 9/1/2029 (a)	5,807	3,644
Nokia OYJ (Finland) 4.38%, 6/12/2027	2,600	2,462
		24,127
Construction & Engineering — 0.3%
Aeropuerto Internacional de Tocumen SA (Panama) 5.13%, 8/11/2061 (a)	3,830	2,675
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (g)	3,028	2,116
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	3,830	3,462
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,150	961
International Airport Finance SA (Ecuador) 12.00%, 3/15/2033 (g)	8,276	8,245
MasTec, Inc. 4.50%, 8/15/2028 (a)	8,854	7,979
Mexico City Airport Trust (Mexico) 5.50%, 10/31/2046 (g)	6,000	4,666
Pike Corp. 8.63%, 1/31/2031 (a)	1,058	1,070
		31,174
Consumer Finance — 1.0%
Ford Motor Credit Co. LLC
2.30%, 2/10/2025	2,150	2,043
4.69%, 6/9/2025	16,998	16,514
3.38%, 11/13/2025	5,000	4,711
4.39%, 1/8/2026	5,510	5,283
6.95%, 6/10/2026	6,033	6,100
4.54%, 8/1/2026	5,460	5,194
2.70%, 8/10/2026	4,789	4,342
4.27%, 1/9/2027	16,700	15,684
4.13%, 8/17/2027	15,009	13,870
2.90%, 2/10/2029	7,839	6,647
7.20%, 6/10/2030	1,516	1,567
OneMain Finance Corp.
6.88%, 3/15/2025	1,863	1,877
7.13%, 3/15/2026	4,102	4,136
3.88%, 9/15/2028	6,360	5,461
		93,429
Consumer Staples Distribution & Retail — 0.6%
Albertsons Cos., Inc.
7.50%, 3/15/2026 (a)	2,712	2,758
4.63%, 1/15/2027 (a)	7,758	7,453
5.88%, 2/15/2028 (a)	5,717	5,640
3.50%, 3/15/2029 (a)	8,529	7,559
4.88%, 2/15/2030 (a)	1,952	1,825
New Albertsons LP
6.63%, 6/1/2028	8	8
7.45%, 8/1/2029	113	115
8.00%, 5/1/2031	870	909

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
Performance Food Group, Inc.
6.88%, 5/1/2025 (a)	2,168	2,169
5.50%, 10/15/2027 (a)	4,022	3,893
4.25%, 8/1/2029 (a)	3,411	3,051
Rite Aid Corp.
7.50%, 7/1/2025 (a) (b)	7,843	5,922
8.00%, 11/15/2026 (a) (b)	7,187	5,426
Tesco plc (United Kingdom) 6.15%, 11/15/2037 (a)	870	859
US Foods, Inc.
6.88%, 9/15/2028 (a)	1,303	1,321
4.75%, 2/15/2029 (a)	1,995	1,849
4.63%, 6/1/2030 (a)	2,003	1,807
		52,564
Containers & Packaging — 1.1%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	5,180	4,582
5.25%, 8/15/2027 (a)	14,217	10,438
Berry Global, Inc.
4.50%, 2/15/2026 (a)	1,051	1,006
4.88%, 7/15/2026 (a)	7,076	6,850
5.63%, 7/15/2027 (a)	950	929
Klabin Austria GmbH (Brazil) 7.00%, 4/3/2049 (g)	3,630	3,476
LABL, Inc.
6.75%, 7/15/2026 (a)	12,162	11,560
10.50%, 7/15/2027 (a)	945	859
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026 (a)	16,235	16,127
9.25%, 4/15/2027 (a)	6,239	5,678
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	3,925	3,884
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	18,030	16,497
Smurfit Kappa Treasury Funding DAC (Ireland) 7.50%, 11/20/2025	950	970
TriMas Corp. 4.13%, 4/15/2029 (a)	2,612	2,271
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a) (i)	12,897	12,394
8.50%, 8/15/2027 (a) (i)	1,965	1,786
		99,307
Distributors — 0.0% ^
Ritchie Bros Holdings, Inc. (Canada) 6.75%, 3/15/2028 (a)	2,170	2,210
Diversified Consumer Services — 0.1%
Service Corp. International
7.50%, 4/1/2027	535	545
3.38%, 8/15/2030	9,661	8,116
		8,661

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified REITs — 0.3%
VICI Properties LP
4.63%, 6/15/2025 (a)	3,903	3,795
4.50%, 9/1/2026 (a)	1,000	950
4.25%, 12/1/2026 (a)	2,000	1,884
5.75%, 2/1/2027 (a)	3,610	3,553
3.75%, 2/15/2027 (a)	12,996	12,033
3.88%, 2/15/2029 (a)	1,950	1,737
4.63%, 12/1/2029 (a)	4,657	4,215
		28,167
Diversified Telecommunication Services — 2.2%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (a)	9,038	4,800
6.00%, 2/15/2028 (a)	2,265	915
Altice France SA (France)
8.13%, 2/1/2027 (a)	11,507	9,898
5.50%, 1/15/2028 (a)	3,500	2,678
5.13%, 1/15/2029 (a)	416	302
5.50%, 10/15/2029 (a)	7,300	5,267
CCO Holdings LLC
5.13%, 5/1/2027 (a)	2,000	1,903
5.00%, 2/1/2028 (a)	6,674	6,254
5.38%, 6/1/2029 (a)	12,284	11,391
6.38%, 9/1/2029 (a)	10,941	10,556
4.75%, 3/1/2030 (a)	43,391	37,974
4.50%, 8/15/2030 (a)	38,528	33,057
4.25%, 2/1/2031 (a)	16,347	13,637
Embarq Corp. 8.00%, 6/1/2036	1,643	944
ESC Co., Escrow
8.50%, 10/15/2024 ‡ (b)	5,163	—
9.75%, 7/15/2025 ‡ (b)	1,765	—
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	8,878	8,341
5.00%, 5/1/2028 (a)	9,422	8,453
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	10,599	9,822
Intelsat Jackson Holdings SA, Escrow (Luxembourg) 5.50%, 8/1/2023 ‡ (b)	8,602	1
Level 3 Financing, Inc.
4.63%, 9/15/2027 ‡ (a)	8,904	5,431
4.25%, 7/1/2028 ‡ (a)	9,630	5,393
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	16,036	7,858
4.00%, 2/15/2027 (a)	7,465	3,944
Series G, 6.88%, 1/15/2028	17	6
4.50%, 1/15/2029 (a)	6,475	1,551
SES GLOBAL Americas Holdings, Inc. (Luxembourg) 5.30%, 3/25/2044 (a)	110	80
Sitios Latinoamerica SAB de CV (Brazil) 5.38%, 4/4/2032 (a)	2,937	2,591
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	4,328	4,057

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
6.00%, 9/30/2034	562	507
7.72%, 6/4/2038	3,170	3,163
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	2,750	2,588
		203,362
Electric Utilities — 0.7%
Comision Federal de Electricidad (Mexico) 4.68%, 2/9/2051 (a)	2,366	1,550
Electricidad Firme de Mexico Holdings SA de CV (Mexico) 4.90%, 11/20/2026 (a)	1,400	1,232
Eskom Holdings SOC Ltd. (South Africa)
7.13%, 2/11/2025 (g)	6,800	6,764
8.45%, 8/10/2028 (g)	4,400	4,337
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031 (a)	8,210	7,888
6.38%, 5/15/2043 (g)	690	569
NRG Energy, Inc.
6.63%, 1/15/2027	1,256	1,247
5.75%, 1/15/2028	8,962	8,743
5.25%, 6/15/2029 (a)	1,104	1,029
3.63%, 2/15/2031 (a)	6,340	5,184
PG&E Corp. 5.00%, 7/1/2028	1,180	1,122
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (a)	8,892	7,557
Trinidad Generation UnLtd (Trinidad And Tobago) 5.25%, 11/4/2027 (g)	2,000	1,947
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	531	521
5.63%, 2/15/2027 (a)	4,163	4,049
5.00%, 7/31/2027 (a)	12,046	11,464
4.38%, 5/1/2029 (a)	2,146	1,937
		67,140
Electrical Equipment — 0.2%
Regal Rexnord Corp.
6.05%, 2/15/2026 (a)	2,422	2,418
6.05%, 4/15/2028 (a)	4,935	4,856
6.30%, 2/15/2030 (a)	2,093	2,068
6.40%, 4/15/2033 (a)	2,931	2,888
Sensata Technologies BV
5.63%, 11/1/2024 (a)	80	81
4.00%, 4/15/2029 (a)	11,287	10,130
		22,441
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC 4.25%, 4/1/2028	2,000	1,882
Coherent Corp. 5.00%, 12/15/2029 (a)	11,394	10,312
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	4,929	4,393
3.75%, 2/15/2031 (a)	1,165	985
		17,572

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Energy Equipment & Services — 0.2%
Archrock Partners LP 6.88%, 4/1/2027 (a)	4,791	4,747
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	4,669	4,096
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	3,440	3,288
Nabors Industries, Inc. 5.75%, 2/1/2025	419	418
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	3,540	3,518
6.88%, 1/15/2029 (a)	975	921
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	194	192
Transocean, Inc.
11.50%, 1/30/2027 (a)	941	979
8.75%, 2/15/2030 (a)	1,321	1,349
		19,508
Entertainment — 0.4%
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	1,358	1,343
5.63%, 3/15/2026 (a)	3,148	3,063
6.50%, 5/15/2027 (a)	11,601	11,598
4.75%, 10/15/2027 (a)	13,787	12,960
3.75%, 1/15/2028 (a)	2,340	2,116
WMG Acquisition Corp.
3.75%, 12/1/2029 (a)	116	101
3.88%, 7/15/2030 (a)	7,560	6,585
		37,766
Financial Services — 0.2%
Block, Inc.
2.75%, 6/1/2026	2,000	1,844
3.50%, 6/1/2031	7,300	6,109
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (a)	2,500	2,314
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	4,422	4,567
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,140	1,030
3.63%, 3/1/2029 (a)	6,945	6,100
		21,964
Food Products — 0.3%
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	2,505	2,242
4.38%, 1/31/2032 (a)	803	700
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	2,436	2,394
5.63%, 1/15/2028 (a)	7,530	7,327
5.50%, 12/15/2029 (a)	848	797
4.63%, 4/15/2030 (a)	10,215	9,126
4.50%, 9/15/2031 (a)	1,515	1,319
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026 (a)	3,000	2,581
		26,486

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — 0.1%
AmeriGas Partners LP
5.50%, 5/20/2025	3,997	3,915
5.88%, 8/20/2026	3,093	3,020
5.75%, 5/20/2027	1,657	1,583
9.38%, 6/1/2028 (a)	2,363	2,424
		10,942
Ground Transportation — 0.7%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	2,526	2,384
4.75%, 4/1/2028 (a)	15,500	14,046
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	7,145	7,038
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	2,655	2,258
Hertz Corp. (The)
7.13%, 8/1/2026 ‡ (b)	2,755	234
4.63%, 12/1/2026 (a)	1,650	1,454
5.00%, 12/1/2029 (a)	15,721	12,066
Hertz Corp. (The), Escrow
6.25%, 10/15/2022 ‡ (b)	185	6
5.50%, 10/15/2024 ‡ (b)	5,875	176
6.00%, 1/15/2028 ‡ (b)	1,450	116
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,650	2,376
Uber Technologies, Inc.
7.50%, 5/15/2025 (a)	1,925	1,961
7.50%, 9/15/2027 (a)	6,530	6,650
4.50%, 8/15/2029 (a)	5,454	5,018
XPO, Inc. 6.25%, 6/1/2028 (a)	3,375	3,334
		59,117
Health Care Equipment & Supplies — 0.4%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	9,664	9,040
Hologic, Inc. 3.25%, 2/15/2029 (a)	6,157	5,406
Medline Borrower LP
3.88%, 4/1/2029 (a)	11,433	10,147
5.25%, 10/1/2029 (a)	9,482	8,581
		33,174
Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	2,500	2,395
5.00%, 4/15/2029 (a)	165	154
Centene Corp. 4.63%, 12/15/2029	7,500	6,966
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	9,860	9,493
5.63%, 3/15/2027 (a)	4,295	3,832
6.00%, 1/15/2029 (a)	6,176	5,203
4.75%, 2/15/2031 (a)	4,300	3,155
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,040	1,724

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
3.75%, 2/15/2031 (a)	14,437	11,302
Encompass Health Corp.
5.75%, 9/15/2025	1,960	1,945
4.50%, 2/1/2028	7,534	7,041
4.75%, 2/1/2030	3,484	3,166
4.63%, 4/1/2031	5,032	4,417
Envision Healthcare Corp. 8.75%, 10/15/2026 ‡ (b)	1,122	—
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	7,610	6,516
Tenet Healthcare Corp.
4.88%, 1/1/2026	13,528	13,292
6.25%, 2/1/2027	14,382	14,320
5.13%, 11/1/2027	24,674	23,671
4.63%, 6/15/2028	6,038	5,624
6.13%, 6/15/2030	4,249	4,139
6.75%, 5/15/2031 (a)	5,136	5,142
		133,497
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	1,803	1,758
5.00%, 5/15/2027 (a)	6,787	6,570
		8,328
Hotel & Resort REITs — 0.2%
RHP Hotel Properties LP
4.75%, 10/15/2027	14,971	14,218
4.50%, 2/15/2029 (a)	1,255	1,132
		15,350
Hotels, Restaurants & Leisure — 1.8%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	5,315	4,892
4.00%, 10/15/2030 (a)	4,430	3,819
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	4,913	4,441
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (a)	6,432	6,395
8.13%, 7/1/2027 (a)	4,420	4,503
4.63%, 10/15/2029 (a)	4,213	3,702
Carnival Corp.
5.75%, 3/1/2027 (a)	4,000	3,802
9.88%, 8/1/2027 (a)	6,440	6,730
4.00%, 8/1/2028 (a)	3,391	3,072
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	2,336	2,540
Cedar Fair LP
5.50%, 5/1/2025 (a)	6,305	6,278
5.25%, 7/15/2029	3,815	3,488
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	3,952	3,924
5.75%, 5/1/2028 (a)	2,245	2,212

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
3.75%, 5/1/2029 (a)	5,594	5,024
International Game Technology plc 6.25%, 1/15/2027 (a)	3,245	3,239
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	18	16
4.50%, 6/15/2029 (a)	3,496	2,939
Merlin Entertainments Ltd. (United Kingdom) 5.75%, 6/15/2026 (a)	3,050	2,943
MGM Resorts International
6.75%, 5/1/2025	820	822
5.75%, 6/15/2025	5,818	5,785
4.63%, 9/1/2026	3,974	3,816
5.50%, 4/15/2027	2,370	2,296
Motion Bondco DAC (United Kingdom) 6.63%, 11/15/2027 (a)	500	450
Royal Caribbean Cruises Ltd.
11.63%, 8/15/2027 (a)	8,862	9,611
8.25%, 1/15/2029 (a)	3,657	3,812
9.25%, 1/15/2029 (a)	3,667	3,902
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	14,092	13,472
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	1,904	1,911
Station Casinos LLC 4.50%, 2/15/2028 (a)	4,755	4,301
Studio City Finance Ltd. (Macau)
6.50%, 1/15/2028 (g)	1,000	877
5.00%, 1/15/2029 (g)	2,550	1,978
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	8,897	8,872
Wynn Las Vegas LLC
5.50%, 3/1/2025 (a)	5,374	5,309
5.25%, 5/15/2027 (a)	695	662
Wynn Macau Ltd. 5.63%, 8/26/2028 (g)	2,500	2,210
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	16,570	14,923
Yum! Brands, Inc. 4.63%, 1/31/2032	1,464	1,316
		160,284
Household Durables — 0.4%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	7,129	6,895
Newell Brands, Inc.
4.88%, 6/1/2025	2,000	1,952
5.20%, 4/1/2026 (i)	13,400	12,936
6.37%, 4/1/2036 (i)	2,780	2,455
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	10,050	8,699
		32,937
Household Products — 0.5%
Central Garden & Pet Co.
5.13%, 2/1/2028	8,220	7,816
4.13%, 10/15/2030	4,695	4,022
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	12,083	10,801
4.38%, 3/31/2029 (a)	6,037	5,207

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Products — continued
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	7,976	7,359
5.50%, 7/15/2030 (a)	4,114	3,840
3.88%, 3/15/2031 (a)	3,290	2,809
		41,854
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
5.25%, 6/1/2026 (a)	5,072	4,980
4.63%, 2/1/2029 (a)	960	869
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (g)	5,115	4,902
		10,751
Insurance — 0.0% ^
Massachusetts Mutual Life Insurance Co. (3-MONTH SOFR + 3.19%), 5.08%, 2/15/2069 (a) (h)	600	484
IT Services — 0.1%
Gartner, Inc. 4.50%, 7/1/2028 (a)	9,202	8,619
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	2,100	2,031
		10,650
Leisure Products — 0.1%
Mattel, Inc.
5.88%, 12/15/2027 (a)	6,080	5,979
3.75%, 4/1/2029 (a)	497	440
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	5,291	5,013
		11,432
Machinery — 0.2%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	6,432	6,560
Terex Corp. 5.00%, 5/15/2029 (a)	3,660	3,356
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	3,628	3,447
		13,363
Marine Transportation — 0.1%
MV24 Capital BV (Brazil)
6.75%, 6/1/2034 (a)	3,707	3,330
6.75%, 6/1/2034 (g)	2,522	2,266
		5,596
Media — 3.4%
Audacy Capital Corp. 6.50%, 5/1/2027 (a)	3,678	46
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	18,350	16,985
7.75%, 4/15/2028 (a)	9,274	7,602
9.00%, 9/15/2028 (a)	2,615	2,641
CSC Holdings LLC
5.38%, 2/1/2028 (a)	3,100	2,636
6.50%, 2/1/2029 (a)	23,076	19,517
5.75%, 1/15/2030 (a)	5,700	3,221
Directv Financing LLC 5.88%, 8/15/2027 (a)	12,728	11,453

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
DISH DBS Corp.
5.88%, 11/15/2024	54,755	48,068
7.75%, 7/1/2026	19,231	11,479
5.25%, 12/1/2026 (a)	6,035	4,852
DISH Network Corp. 11.75%, 11/15/2027 (a)	12,636	12,543
GCI LLC 4.75%, 10/15/2028 (a)	6,871	6,169
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	8,838	6,301
Gray Television, Inc.
7.00%, 5/15/2027 (a)	5,249	4,770
4.75%, 10/15/2030 (a)	1,760	1,256
iHeartCommunications, Inc.
6.38%, 5/1/2026	6,821	5,804
8.38%, 5/1/2027	4,104	2,872
5.25%, 8/15/2027 (a)	13,408	10,275
Lamar Media Corp.
4.88%, 1/15/2029	2,131	2,019
3.63%, 1/15/2031	410	351
Midcontinent Communications 5.38%, 8/15/2027 (a)	1,345	1,251
News Corp. 3.88%, 5/15/2029 (a)	7,242	6,407
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	15,163	14,357
4.75%, 11/1/2028 (a)	9,646	8,538
Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	4,278	4,034
Paramount Global (3-MONTH SOFR + 3.90%), 6.25%, 2/28/2057 (h)	524	411
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	3,220	2,707
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (a)	3,985	3,478
4.13%, 12/1/2030 (a)	5,070	3,562
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	11,780	11,192
4.00%, 7/15/2028 (a)	6,725	6,009
5.50%, 7/1/2029 (a)	21,344	19,832
Stagwell Global LLC 5.63%, 8/15/2029 (a)	6,110	5,354
TEGNA, Inc.
4.63%, 3/15/2028	2,925	2,660
5.00%, 9/15/2029	5,022	4,463
Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028 (a)	2,400	2,190
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	9,694	9,799
4.50%, 5/1/2029 (a)	2,079	1,824
7.38%, 6/30/2030 (a)	1,520	1,492
UPC Broadband Finco BV (Netherlands) 4.88%, 7/15/2031 (a)	3,485	2,940
UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (a)	2,900	2,633
Videotron Ltd. (Canada)
5.38%, 6/15/2024 (a)	190	189
5.13%, 4/15/2027 (a)	9,307	9,005
3.63%, 6/15/2029 (a)	3,181	2,792

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	1,738	1,425
Ziggo Bond Co. BV (Netherlands) 6.00%, 1/15/2027 (a)	1,050	1,000
Ziggo BV (Netherlands) 4.88%, 1/15/2030 (a)	2,750	2,352
		312,756
Metals & Mining — 0.5%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	3,890	3,734
6.13%, 5/15/2028 (a)	3,490	3,437
ArcelorMittal SA (Luxembourg) 7.00%, 10/15/2039 (i)	200	207
ATI, Inc. 5.88%, 12/1/2027	3,085	2,981
Big River Steel LLC 6.63%, 1/31/2029 (a)	2,951	2,946
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	3,538	3,543
4.63%, 3/1/2029 (a)	3,797	3,412
4.88%, 3/1/2031 (a)	3,725	3,202
Constellium SE
5.88%, 2/15/2026 (a)	588	581
5.88%, 2/15/2026 (g)	1,128	1,114
5.63%, 6/15/2028 (a)	700	669
3.75%, 4/15/2029 (a)	1,000	876
Corp. Nacional del Cobre de Chile (Chile) 6.30%, 9/8/2053 (a)	1,457	1,386
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (g)	4,300	4,066
FMG Resources August 2006 Pty. Ltd. (Australia) 4.38%, 4/1/2031 (a)	4,280	3,734
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	2,072	1,859
Nexa Resources SA (Brazil) 5.38%, 5/4/2027 (g)	2,900	2,722
Novelis Corp.
3.25%, 11/15/2026 (a)	1,261	1,157
4.75%, 1/30/2030 (a)	5,810	5,274
3.88%, 8/15/2031 (a)	2,925	2,462
		49,362
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	15,000	13,814
Series QIB, 4.50%, 9/1/2026 (a)	14,500	13,037
Series QIB, 4.50%, 3/15/2027 (a)	20,000	17,153
Great Ajax Operating Partnership LP Series QIB, 8.88%, 9/1/2027 (a)	11,000	9,572
ReadyCap Holdings LLC Series QIB, 4.50%, 10/20/2026 (a)	20,000	17,996
		71,572
Multi-Utilities — 0.0% ^
Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029 (g)	2,800	2,308
Oil, Gas & Consumable Fuels — 3.9%
AI Candelaria Spain SA (Colombia)
7.50%, 12/15/2028 (g)	2,035	1,899
5.75%, 6/15/2033 (a)	3,974	2,911

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	735	749
5.75%, 3/1/2027 (a)	4,269	4,177
5.75%, 1/15/2028 (a)	1,749	1,692
5.38%, 6/15/2029 (a)	7,849	7,350
Antero Resources Corp.
8.38%, 7/15/2026 (a)	1,801	1,859
7.63%, 2/1/2029 (a)	3,500	3,584
Baytex Energy Corp. (Canada)
8.75%, 4/1/2027 (a)	1,300	1,334
8.50%, 4/30/2030 (a)	4,560	4,663
BP Capital Markets plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (e) (f) (h)	12,690	12,227
Buckeye Partners LP
4.13%, 3/1/2025 (a)	2,001	1,949
3.95%, 12/1/2026	3,000	2,827
4.50%, 3/1/2028 (a)	6,537	5,964
California Resources Corp. 7.13%, 2/1/2026 (a)	7,034	7,077
Cheniere Energy, Inc. 4.63%, 10/15/2028	2,500	2,379
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	12,992	12,946
Chord Energy Corp. 6.38%, 6/1/2026 (a)	5,201	5,167
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	3,635	3,723
8.63%, 11/1/2030 (a)	5,173	5,358
8.75%, 7/1/2031 (a)	4,482	4,639
Columbia Pipelines Holding Co. LLC 6.04%, 8/15/2028 (a)	5,590	5,652
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	8,436	7,767
5.88%, 1/15/2030 (a)	3,680	3,192
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	1,067	1,103
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	5,434	4,878
4.38%, 6/15/2031 (a)	4,850	4,256
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	2,480	2,562
8.88%, 1/13/2033	2,525	2,591
5.88%, 5/28/2045	3,645	2,563
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	7,556	7,363
Energian Israel Finance Ltd. (Israel) 4.88%, 3/30/2026 (g)	2,711	2,477
Energy Transfer LP
5.75%, 4/1/2025	4,949	4,927
5.63%, 5/1/2027 (a)	4,140	4,068
8.00%, 4/1/2029 (a)	4,512	4,674
5.35%, 5/15/2045	740	645
5.30%, 4/15/2047	430	372
EnLink Midstream Partners LP 4.15%, 6/1/2025	1,801	1,766

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
EQM Midstream Partners LP
6.00%, 7/1/2025 (a)	2,348	2,330
6.50%, 7/1/2027 (a)	1,675	1,678
5.50%, 7/15/2028	3,200	3,110
4.75%, 1/15/2031 (a)	7,248	6,455
Genesis Energy LP
6.50%, 10/1/2025	525	521
8.00%, 1/15/2027	4,228	4,232
7.75%, 2/1/2028	2,630	2,598
8.25%, 1/15/2029	997	987
Greenko Solar Mauritius Ltd. (India) 5.55%, 1/29/2025 (g)	2,013	1,965
Greensaif Pipelines Bidco Sarl (Saudi Arabia) 6.51%, 2/23/2042 (g)	900	900
Gulfport Energy Corp.
8.00%, 5/17/2026	122	124
8.00%, 5/17/2026 (a)	5,245	5,310
Gulfport Energy Operating Corp. 6.63%, 5/1/2023 ‡ (b)	3,075	8
Gulfport Energy Operating Corp., Escrow
6.00%, 10/15/2024 ‡ (b)	6,189	15
6.38%, 1/15/2026 ‡ (b)	27	—
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	7,775	7,678
5.13%, 6/15/2028 (a)	3,545	3,393
KazMunayGas National Co. JSC (Kazakhstan) 4.75%, 4/19/2027 (g)	1,000	951
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	3,273	3,118
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (g)	1,490	1,438
6.50%, 6/30/2027 (g)	5,000	4,680
6.75%, 6/30/2030 (g)	1,553	1,409
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (g)	3,086	2,909
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	3,867	3,882
NuStar Logistics LP
5.75%, 10/1/2025	1,837	1,824
5.63%, 4/28/2027	5,652	5,564
6.38%, 10/1/2030	2,034	1,983
Oil and Gas Holding Co. BSCC (The) (Bahrain) 7.50%, 10/25/2027 (g)	3,200	3,315
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (g)	14,000	10,780
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (a)	5,460	3,226
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	6,100	5,732
5.35%, 2/12/2028	10,300	8,524
5.95%, 1/28/2031	14,950	11,144
10.00%, 2/7/2033	2,005	1,859
6.38%, 1/23/2045	5,548	3,300
6.95%, 1/28/2060	10,150	6,186
Range Resources Corp.
8.25%, 1/15/2029	4,625	4,793
4.75%, 2/15/2030 (a)	1,000	912

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Rockies Express Pipeline LLC 3.60%, 5/15/2025 (a)	3,000	2,873
SM Energy Co.
6.75%, 9/15/2026	2,539	2,506
6.63%, 1/15/2027	2,933	2,885
Southwestern Energy Co.
5.70%, 1/23/2025 (i)	570	569
8.38%, 9/15/2028	285	295
5.38%, 3/15/2030	5,996	5,685
4.75%, 2/1/2032	1,124	1,002
Sunoco LP
6.00%, 4/15/2027	1,220	1,213
4.50%, 5/15/2029	3,514	3,203
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	4,910	4,938
6.00%, 3/1/2027 (a)	2,685	2,582
5.50%, 1/15/2028 (a)	2,224	2,052
6.00%, 12/31/2030 (a)	720	650
6.00%, 9/1/2031 (a)	2,255	2,022
Targa Resources Partners LP
6.50%, 7/15/2027	6,573	6,636
6.88%, 1/15/2029	2,240	2,274
5.50%, 3/1/2030	4,190	4,044
Transcanada Trust (Canada) (SOFR + 4.42%), 5.50%, 9/15/2079 (h)	6,000	5,001
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (a)	2,500	2,025
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	7,048	6,988
9.50%, 2/1/2029 (a)	2,115	2,182
9.88%, 2/1/2032 (a)	2,115	2,168
Vital Energy, Inc. 10.13%, 1/15/2028	3,270	3,330
		351,286
Paper & Forest Products — 0.0% ^
Suzano Austria GmbH (Brazil) 7.00%, 3/16/2047 (g)	2,000	1,995
Passenger Airlines — 0.3%
American Airlines, Inc.
11.75%, 7/15/2025 (a)	3,435	3,759
5.50%, 4/20/2026 (a)	11,897	11,712
5.75%, 4/20/2029 (a)	7,391	7,081
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	1,594	1,586
United Airlines, Inc.
4.38%, 4/15/2026 (a)	4,822	4,585
4.63%, 4/15/2029 (a)	1,273	1,136
		29,859
Personal Care Products — 0.3%
Coty, Inc. 5.00%, 4/15/2026 (a)	989	965
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	13,250	12,621

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Personal Care Products — continued
4.13%, 4/1/2029 (a)	2,933	2,588
Prestige Brands, Inc.
5.13%, 1/15/2028 (a)	4,133	3,927
3.75%, 4/1/2031 (a)	2,935	2,448
		22,549
Pharmaceuticals — 1.3%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	19,477	17,142
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	14,930	13,008
9.00%, 12/15/2025 (a)	22,330	20,022
5.75%, 8/15/2027 (a)	11,808	6,435
5.00%, 2/15/2029 (a)	20,402	7,132
5.25%, 1/30/2030 (a)	2,020	723
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	880	831
3.13%, 2/15/2029 (a)	2,760	2,312
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (i)	8,295	8,285
Endo Dac
5.88%, 10/15/2024 (a) (i)	700	445
9.50%, 7/31/2027 (a) (b)	135	10
Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029 (a) (i)	1,520	977
Jazz Securities DAC 4.38%, 1/15/2029 (a)	5,676	5,106
Mallinckrodt International Finance SA
11.50%, 12/15/2028 (a) (b)	9,030	8,023
10.00%, 6/15/2029 (a) (b)	167	11
Organon & Co.
4.13%, 4/30/2028 (a)	16,532	14,680
5.13%, 4/30/2031 (a)	4,050	3,186
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a) (b) (i)	7,330	4,618
Teva Pharmaceutical Finance Netherlands III BV (Israel) 3.15%, 10/1/2026	2,600	2,356
		115,302
Real Estate Management & Development — 0.0% ^
Realogy Group LLC
5.75%, 1/15/2029 (a)	2,167	1,546
5.25%, 4/15/2030 (a)	690	464
		2,010
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	5,220	5,244
Entegris Escrow Corp.
4.75%, 4/15/2029 (a)	1,470	1,389
5.95%, 6/15/2030 (a)	4,940	4,772
Entegris, Inc.
4.38%, 4/15/2028 (a)	6,088	5,681

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
3.63%, 5/1/2029 (a)	2,746	2,400
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	10,981	9,927
		29,413
Software — 0.5%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	605	595
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	4,250	3,684
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	5,739	5,178
4.88%, 7/1/2029 (a)	5,863	5,247
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	4,894	4,455
5.13%, 4/15/2029 (a)	7,877	7,214
5.25%, 10/1/2030 (a)	961	845
RingCentral, Inc. 8.50%, 8/15/2030 (a)	2,025	2,017
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	13,040	12,619
		41,854
Specialized REITs — 0.1%
Iron Mountain, Inc.
5.25%, 3/15/2028 (a)	4,688	4,443
5.00%, 7/15/2028 (a)	3,567	3,331
SBA Communications Corp. 3.13%, 2/1/2029	4,000	3,483
		11,257
Specialty Retail — 1.0%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	4,455	4,099
4.63%, 11/15/2029 (a)	3,086	2,779
4.75%, 3/1/2030	2,882	2,584
Bath & Body Works, Inc.
9.38%, 7/1/2025 (a)	843	881
5.25%, 2/1/2028	57	55
7.50%, 6/15/2029	3,289	3,377
6.75%, 7/1/2036	4,560	4,241
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	2,115	1,741
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	3,609	3,252
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	9,162	8,076
Penske Automotive Group, Inc. 3.75%, 6/15/2029	6,411	5,560
PetSmart, Inc.
4.75%, 2/15/2028 (a)	16,715	15,286
7.75%, 2/15/2029 (a)	8,297	7,821
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	5,572	4,912
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	9,901	9,038
6.13%, 7/1/2029 (a)	845	746
6.00%, 12/1/2029 (a)	2,565	2,232

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
Staples, Inc.
7.50%, 4/15/2026 (a)	11,113	9,835
10.75%, 4/15/2027 (a)	4,094	2,663
		89,178
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman
4.09%, 6/1/2029	4,315	3,871
3.13%, 7/15/2029	5,160	4,024
8.25%, 12/15/2029 (a)	3,120	3,314
8.50%, 7/15/2031 (a)	677	723
		11,932
Tobacco — 0.0% ^
BAT Capital Corp. (United Kingdom) 4.54%, 8/15/2047	910	666
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	1,360	1,201
		1,867
Trading Companies & Distributors — 0.5%
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	8,788	8,533
Imola Merger Corp. 4.75%, 5/15/2029 (a)	18,298	16,625
United Rentals North America, Inc.
5.50%, 5/15/2027	2,000	1,970
4.88%, 1/15/2028	6,526	6,277
6.00%, 12/15/2029 (a)	324	324
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	8,929	8,942
7.25%, 6/15/2028 (a)	5,881	5,980
		48,651
Transportation Infrastructure — 0.1%
Prumo Participacoes e Investimentos S/A (Brazil) 7.50%, 12/31/2031 (g)	4,483	4,271
Wireless Telecommunication Services — 0.3%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	6,092	4,792
Millicom International Cellular SA (Guatemala)
5.13%, 1/15/2028 (g)	3,240	2,924
6.25%, 3/25/2029 (a)	900	830
Sprint LLC 7.13%, 6/15/2024	6,000	6,028
United States Cellular Corp. 6.70%, 12/15/2033	1,708	1,675
Vodafone Group plc (United Kingdom)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (h)	3,300	3,333
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (h)	7,225	5,808
		25,390
Total Corporate Bonds (Cost $3,306,438)		3,032,304
Commercial Mortgage-Backed Securities — 23.6%
20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035 (a) (j)	600	423
Acrc 5.25%, 11/15/2026 ‡	35,000	30,975

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Areit Frn 2.75%, 8/17/2026 ‡ (a) (j)	29,000	27,913
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052 (a)	8,795	5,306
Series 2019-BN16, Class F, 3.85%, 2/15/2052 (a) (j)	3,000	1,200
Series 2019-BN17, Class D, 3.00%, 4/15/2052 (a)	2,800	1,714
Series 2019-BN17, Class E, 3.00%, 4/15/2052 (a)	2,500	1,375
Series 2019-BN21, Class E, 2.50%, 10/17/2052 (a)	8,600	3,799
Series 2019-BN21, Class F, 2.68%, 10/17/2052 (a)	2,841	1,108
Series 2019-BN23, Class XA, IO, 0.80%, 12/15/2052 (j)	38,515	1,253
Series 2020-BN29, Class D, 2.50%, 11/15/2053 (a)	5,000	2,799
Series 2020-BN29, Class E, 2.50%, 11/15/2053 (a)	3,500	1,765
Series 2020-BN30, Class D, 2.50%, 12/15/2053 (a) (j)	5,231	2,820
Series 2020-BN30, Class E, 2.50%, 12/15/2053 (a) (j)	4,145	2,049
Series 2017-BNK9, Class D, 2.80%, 11/15/2054 (a)	2,149	1,176
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (a) (j)	1,000	663
Series 2017-BNK5, Class C, 4.33%, 6/15/2060 (j)	2,050	1,650
Series 2017-BNK6, Class D, 3.10%, 7/15/2060 (a)	3,195	2,175
Series 2018-BN14, Class XB, IO, 0.18%, 9/15/2060 (j)	132,263	534
Series 2017-BNK7, Class D, 2.71%, 9/15/2060 (a)	3,000	1,822
Series 2018-BN14, Class F, 3.94%, 9/15/2060 (a)	1,000	372
Series 2018-BN10, Class D, 2.60%, 2/15/2061 (a)	1,500	936
Series 2018-BN12, Class D, 3.00%, 5/15/2061 (a)	1,250	538
Series 2018-BN13, Class D, 3.00%, 8/15/2061 (a)	2,000	1,055
Series 2018-BN15, Class E, 3.00%, 11/15/2061 (a)	2,000	1,090
Series 2019-BN18, Class E, 3.00%, 5/15/2062 (a)	2,150	761
Series 2019-BN20, Class XA, IO, 0.93%, 9/15/2062 (j)	49,613	1,812
Series 2019-BN20, Class D, 2.50%, 9/15/2062 (a)	6,721	3,692
Series 2019-BN20, Class E, 2.50%, 9/15/2062 (a)	8,600	4,082
Series 2019-BN24, Class XA, IO, 0.75%, 11/15/2062 (j)	98,955	3,075
Series 2019-BN22, Class D, 2.50%, 11/15/2062 (a)	4,250	2,358
Series 2019-BN24, Class D, 2.50%, 11/15/2062 (a)	7,380	4,033
Series 2020-BN25, Class E, 2.50%, 1/15/2063 (a)	4,250	1,946
Series 2020-BN26, Class D, 2.50%, 3/15/2063 (a)	3,250	1,565
Series 2020-BN26, Class E, 2.50%, 3/15/2063 (a)	5,520	2,300
Series 2021-BN33, Class D, 2.50%, 5/15/2064 (a)	3,700	1,864
Series 2021-BN33, Class E, 2.50%, 5/15/2064 (a)	3,850	1,715
Series 2021-BN33, Class C, 3.30%, 5/15/2064	7,609	4,646
Series 2021-BN35, Class XB, IO, 0.70%, 6/15/2064 (j)	40,000	1,493
Series 2021-BN35, Class E, 2.50%, 6/15/2064 (a) (j)	5,300	2,379
Barclays Commercial Mortgage Trust Series 2019-C4, Class D, 3.25%, 8/15/2052 (a)	8,451	4,860
BBCMS Mortgage Trust
Series 2018-TALL, Class E, 7.96%, 3/15/2037 (a) (j)	6,000	3,304
Series 2017-C1, Class D, 3.71%, 2/15/2050 (a) (j)	1,000	659
Series 2021-C11, Class XB, IO, 1.08%, 9/15/2054 (j)	30,040	1,863
Series 2021-C11, Class XA, IO, 1.49%, 9/15/2054 (j)	160,561	11,233
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 (a)	2,000	1,043
Series 2018-B1, Class C, 4.33%, 1/15/2051 (j)	1,000	624

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-B2, Class XA, IO, 0.60%, 2/15/2051 (j)	36,558	485
Series 2018-B8, Class D, 3.00%, 1/15/2052 (a)	3,050	1,518
Series 2019-B9, Class F, 3.91%, 3/15/2052 (a) (j)	6,000	2,072
Series 2019-B11, Class D, 3.00%, 5/15/2052 (a)	1,900	1,049
Series 2020-B16, Class E, 2.50%, 2/15/2053 (a)	7,250	3,400
Series 2020-B21, Class E, 2.00%, 12/17/2053 (a)	2,500	997
Series 2019-B14, Class E, 2.50%, 12/15/2062 (a)	3,000	1,288
Series 2019-B15, Class E, 2.75%, 12/15/2072 (a)	9,150	4,122
BHMS Series 2018-ATLS, Class A, 6.87%, 7/15/2035 (a) (j)	4,520	4,467
BMD2 Re-Remic Trust
Series 2019-FRR1, Class 4A, PO, 5/25/2052 ‡ (a)	5,000	3,203
Series 2019-FRR1, Class 1A1, 7.94%, 5/25/2052 (a) (j)	3,440	3,432
Series 2019-FRR1, Class 1A5, 9.64%, 5/25/2052 (a) (j)	1,901	1,875
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 2B10, PO, 5/25/2052 ‡ (a)	22,815	20,489
Series 2019-FRR1, Class 3AB, PO, 5/25/2052 ‡ (a)	10,499	7,084
BX
Series 2021-MFM1, Class E, 7.69%, 1/15/2034 (a) (j)	2,490	2,371
Series 2021-MFM1, Class F, 8.44%, 1/15/2034 (a) (j)	1,533	1,466
California Housing Finance Agency Series 2021-2, Class X, IO, 0.82%, 3/25/2035 (j)	63,230	3,113
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E, 2.50%, 11/15/2052 (a)	2,300	1,098
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 0.00%, 2/28/2025 (a)	10,400	9,114
Series 2021-FRR1, Class CK45, 1.37%, 2/28/2025 (a) (j)	12,500	11,435
Series 2021-FRR1, Class CKW1, 0.00%, 1/29/2026 (a)	8,200	6,730
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 (a)	20,000	16,563
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	6,700	5,432
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (a)	2,500	1,980
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	6,970	4,315
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	8,000	5,128
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	14,000	8,110
Series 2021-FRR1, Class BK58, 2.45%, 9/29/2029 (a) (j)	11,000	9,328
CD Mortgage Trust
Series 2016-CD1, Class C, 3.63%, 8/10/2049 (j)	3,000	1,865
Series 2017-CD3, Class D, 3.25%, 2/10/2050 (a)	700	215
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (a)	1,550	913
Series 2017-CD5, Class D, 3.35%, 8/15/2050 (a)	266	179
Series 2017-CD6, Class C, 4.37%, 11/13/2050 (j)	914	717
Series 2018-CD7, Class D, 3.25%, 8/15/2051 (a) (j)	1,629	940
Series 2019-CD8, Class XB, IO, 0.85%, 8/15/2057 (a) (j)	78,512	2,575
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class B, 3.80%, 11/10/2049	1,000	852
Series 2016-C6, Class C, 4.32%, 11/10/2049 (j)	800	645
Series 2016-C6, Class D, 4.32%, 11/10/2049 (a) (j)	1,900	1,242
CGMS Commercial Mortgage Trust
Series 2017-B1, Class D, 3.00%, 8/15/2050 (a)	4,359	2,719
Series 2017-B1, Class E, 3.30%, 8/15/2050 (a) (j)	809	331

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class E, 4.89%, 5/10/2036 (a) (j)	4,500	4,493
Series 2012-GC8, Class D, 4.94%, 9/10/2045 (a) (j)	1,875	1,269
Series 2013-GC17, Class C, 5.26%, 11/10/2046 (j)	1,997	1,947
Series 2014-GC25, Class D, 3.55%, 10/10/2047 (a)	3,750	2,900
Series 2015-GC29, Class D, 3.11%, 4/10/2048 (a)	4,500	3,751
Series 2015-GC31, Class D, 4.17%, 6/10/2048 (j)	3,800	2,692
Series 2015-P1, Class D, 3.23%, 9/15/2048 (a)	2,285	1,685
Series 2016-P4, Class C, 4.10%, 7/10/2049 (j)	3,624	3,063
Series 2016-C2, Class D, 3.25%, 8/10/2049 (a) (j)	1,500	1,142
Series 2017-C4, Class D, 3.00%, 10/12/2050 (a)	5,453	3,411
Series 2019-GC43, Class E, 3.00%, 11/10/2052 (a)	9,287	3,970
Series 2020-GC46, Class E, 2.60%, 2/15/2053 (a)	4,500	1,212
Series 2019-GC41, Class B, 3.20%, 8/10/2056	3,000	2,290
Series 2015-GC33, Class D, 3.17%, 9/10/2058	8,000	2,873
Series 2015-GC33, Class E, 4.73%, 9/10/2058 (a) (j)	4,330	1,333
Commercial Mortgage Trust
Series 2020-CBM, Class D, 3.75%, 2/10/2037 (a) (j)	1,630	1,514
Series 2020-CBM, Class E, 3.75%, 2/10/2037 (a) (j)	2,670	2,467
Series 2020-CBM, Class F, 3.75%, 2/10/2037 (a) (j)	17,870	16,211
Series 2013-CR8, Class D, 3.72%, 6/10/2046 (a) (j)	750	678
Series 2013-CR13, Class E, 5.16%, 11/10/2046 (a) (j)	1,500	660
Series 2014-UBS2, Class D, 5.12%, 3/10/2047 (a) (j)	3,210	2,543
Series 2014-LC15, Class D, 5.17%, 4/10/2047 (a) (j)	3,500	3,028
Series 2014-CR19, Class E, 4.28%, 8/10/2047 (a) (j)	6,000	4,805
Series 2014-CR19, Class D, 4.78%, 8/10/2047 (a) (j)	2,500	2,129
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 (a)	4,760	3,116
Series 2014-LC17, Class D, 3.69%, 10/10/2047 (a)	20,708	18,062
Series 2014-CR21, Class D, 4.06%, 12/10/2047 (a) (j)	1,735	1,463
Series 2015-CR22, Class D, 4.20%, 3/10/2048 (a) (j)	4,174	3,248
Series 2015-CR23, Class D, 4.43%, 5/10/2048 (j)	1,490	1,198
Series 2015-LC21, Class E, 3.25%, 7/10/2048 (a)	3,000	2,131
Series 2015-LC21, Class D, 4.47%, 7/10/2048 (j)	4,200	3,509
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (j)	1,458	1,161
Series 2015-CR25, Class D, 3.92%, 8/10/2048 (j)	1,000	815
Series 2015-CR27, Class D, 3.60%, 10/10/2048 (a) (j)	2,072	1,656
Series 2015-LC23, Class D, 3.70%, 10/10/2048 (a) (j)	2,000	1,657
Series 2015-LC23, Class E, 3.70%, 10/10/2048 (a) (j)	3,500	2,733
Series 2016-CR28, Class E, 4.26%, 2/10/2049 (a) (j)	3,588	2,502
Series 2016-DC2, Class C, 4.81%, 2/10/2049 (j)	2,500	2,221
Series 2016-COR1, Class XB, IO, 0.57%, 10/10/2049 (a) (j)	27,554	285
Series 2016-COR1, Class C, 4.47%, 10/10/2049 (j)	1,000	769
Series 2013-CR11, Class D, 4.66%, 8/10/2050 (a) (j)	2,950	2,625
Series 2018-COR3, Class D, 2.96%, 5/10/2051 (a) (j)	3,250	1,689
Series 2019-GC44, Class E, 2.50%, 8/15/2057 (a)	8,493	3,786
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class E, 3.71%, 11/15/2048 (j)	3,298	2,546
Series 2016-C5, Class D, 3.80%, 11/15/2048 (a) (j)	2,750	2,084

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-CX11, Class C, 4.99%, 4/15/2051 (j)	6,734	5,410
Series 2019-C16, Class C, 4.24%, 6/15/2052 (j)	5,500	4,185
Series 2019-C17, Class D, 2.50%, 9/15/2052 (a)	5,500	2,758
Series 2019-C18, Class XB, IO, 0.25%, 12/15/2052 (j)	61,932	521
Series 2019-C18, Class XA, IO, 1.18%, 12/15/2052 (j)	47,057	1,976
Series 2021-C20, Class E, 2.25%, 3/15/2054 (a)	5,659	2,341
Series 2015-C2, Class B, 4.21%, 6/15/2057 (j)	9,468	8,477
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	12,636	7,065
DBGS Mortgage Trust Series 2018-C1, Class D, 3.05%, 10/15/2051 (a) (j)	1,000	525
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.62%, 8/10/2049 (a) (j)	2,950	1,933
Series 2016-C3, Class E, 4.37%, 8/10/2049 (a) (j)	1,250	757
Series 2017-C6, Class D, 3.32%, 6/10/2050 (a) (j)	1,800	982
FHLMC Series K-153, Class X1, IO, 0.60%, 12/25/2032 (j)	22,000	754
FHLMC Multiclass Certificates
Series 2020-RR11, Class BX, IO, 2.44%, 12/27/2028 (j)	15,068	1,076
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	38,620	3,237
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (j)	31,381	4,632
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (j)	40,000	2,962
Series 2021-P011, Class X1, IO, 1.79%, 9/25/2045 (j)	9,816	1,153
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.49%, 2/25/2040 (a) (j)	56,040	6,507
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M2, 8.68%, 7/25/2041 (a) (j)	14,070	12,412
Series 2021-MN2, Class B1, 10.83%, 7/25/2041 (a) (j)	2,000	1,692
Series 2023-MN7, Class M1, 8.93%, 9/25/2043 ‡ (a) (j)	4,148	4,169
Series 2023-MN7, Class M2, 11.03%, 9/25/2043 ‡ (a) (j)	2,250	2,261
Series 2023-MN7, Class B1, 14.18%, 9/25/2043 ‡ (a) (j)	6,000	6,030
Series 2021-MN1, Class M1, 7.33%, 1/25/2051 (a) (j)	723	702
Series 2021-MN1, Class M2, 9.08%, 1/25/2051 (a) (j)	14,640	13,734
Series 2021-MN1, Class B1, 13.08%, 1/25/2051 (a) (j)	2,100	2,084
Series 2021-MN3, Class M2, 9.33%, 11/25/2051 (a) (j)	18,800	17,222
Series 2021-MN3, Class B1, 12.18%, 11/25/2051 (a) (j)	3,500	3,218
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K038, Class X1, IO, 1.22%, 3/25/2024 (j)	169,455	207
Series K729, Class X1, IO, 0.47%, 10/25/2024 (j)	16,252	30
Series KC03, Class X1, IO, 0.63%, 11/25/2024 (j)	93,765	347
Series K731, Class X3, IO, 2.18%, 5/25/2025 (j)	11,529	326
Series KC06, Class X1, IO, 1.01%, 6/25/2026 (j)	36,794	381
Series K734, Class X3, IO, 2.24%, 7/25/2026 (j)	30,250	1,376
Series KC04, Class X1, IO, 1.40%, 12/25/2026 (j)	47,190	816
Series K064, Class X3, IO, 2.21%, 5/25/2027 (j)	18,830	1,120
Series KC05, Class X1, IO, 1.36%, 6/25/2027 (j)	98,453	2,297
Series K740, Class X1, IO, 0.83%, 9/25/2027 (j)	115,694	2,750
Series K741, Class X1, IO, 0.65%, 12/25/2027 (j)	52,158	971
Series K742, Class X1, IO, 0.87%, 3/25/2028 (j)	28,888	634
Series K742, Class X3, IO, 2.68%, 4/25/2028 (j)	16,000	1,464
Series K075, Class X3, IO, 2.20%, 5/25/2028 (j)	5,471	417
Series K080, Class X1, IO, 0.27%, 7/25/2028 (j)	142,054	917

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K086, Class X1, IO, 0.39%, 11/25/2028 (j)	78,916	906
Series K084, Class X3, IO, 2.31%, 11/25/2028 (j)	19,450	1,823
Series K091, Class X1, IO, 0.71%, 3/25/2029 (j)	9,036	229
Series K096, Class X3, IO, 2.11%, 7/25/2029 (j)	48,669	4,439
Series K100, Class X1, IO, 0.77%, 9/25/2029 (j)	233,204	7,269
Series K101, Class X3, IO, 1.95%, 10/25/2029 (j)	66,000	6,039
Series K090, Class X3, IO, 2.39%, 10/25/2029 (j)	147,080	15,522
Series K119, Class X1, IO, 1.02%, 9/25/2030 (j)	34,715	1,684
Series K124, Class XAM, IO, 1.03%, 1/25/2031 (j)	17,689	961
Series K129, Class X3, IO, 3.27%, 5/25/2031 (j)	26,500	4,736
Series K131, Class X3, IO, 3.05%, 9/25/2031 (j)	19,369	3,249
Series K159, Class X1, IO, 0.27%, 11/25/2033 (j)	54,899	572
Series KX04, Class XFX, IO, 1.70%, 1/25/2034 (j)	76,011	4,418
Series K-1515, Class X1, IO, 1.64%, 2/25/2035 (j)	19,856	2,192
Series Q012, Class X, IO, 4.09%, 9/25/2035 (j)	30,904	5,452
Series K-1521, Class X1, IO, 1.09%, 8/25/2036 (j)	17,931	1,435
Series K-1521, Class X3, IO, 3.47%, 9/25/2039 (j)	10,834	2,950
Series K726, Class X3, IO, 2.22%, 7/25/2044 (j)	29,095	210
Series K067, Class X3, IO, 2.19%, 9/25/2044 (j)	91,000	6,292
Series K727, Class X3, IO, 2.08%, 10/25/2044 (j)	15,000	185
Series K724, Class X3, IO, 1.90%, 12/25/2044 (j)	3,343	—
Series K070, Class X3, IO, 2.11%, 12/25/2044 (j)	42,245	2,838
Series K730, Class X3, IO, 2.10%, 2/25/2045 (j)	27,176	592
Series K065, Class X3, IO, 2.26%, 7/25/2045 (j)	13,000	867
Series K066, Class X3, IO, 2.24%, 8/25/2045 (j)	25,000	1,742
Series K728, Class X3, IO, 2.02%, 11/25/2045 (j)	5,013	82
Series K072, Class X3, IO, 2.21%, 12/25/2045 (j)	20,640	1,546
Series K089, Class X3, IO, 2.38%, 1/25/2046 (j)	132,506	13,059
Series K087, Class X3, IO, 2.40%, 1/25/2046 (j)	89,384	8,398
Series K091, Class X3, IO, 2.36%, 4/25/2046 (j)	81,933	8,323
Series K078, Class X3, IO, 2.29%, 6/25/2046 (j)	2,680	224
Series K079, Class X3, IO, 2.33%, 7/25/2046 (j)	9,000	772
Series K097, Class X3, IO, 2.09%, 9/25/2046 (j)	93,876	8,636
Series K081, Class X3, IO, 2.31%, 9/25/2046 (j)	29,425	2,651
Series K082, Class X3, IO, 2.29%, 10/25/2046 (j)	49,000	4,502
Series K083, Class X3, IO, 2.37%, 11/25/2046 (j)	15,000	1,411
Series K103, Class X3, IO, 1.91%, 12/25/2046 (j)	80,100	7,017
Series K102, Class X3, IO, 1.96%, 12/25/2046 (j)	69,791	6,272
Series K104, Class X3, IO, 1.96%, 2/25/2047 (j)	45,985	4,255
Series K088, Class X3, IO, 2.43%, 2/25/2047 (j)	94,987	9,504
Series K735, Class X3, IO, 2.23%, 5/25/2047 (j)	40,000	1,934
Series K093, Class X3, IO, 2.28%, 5/25/2047 (j)	136,528	13,217
Series K094, Class X3, IO, 2.20%, 7/25/2047 (j)	35,331	3,390
Series K095, Class X3, IO, 2.17%, 8/25/2047 (j)	91,253	8,624
Series K736, Class X3, IO, 2.08%, 9/25/2047 (j)	89,230	4,045
Series K116, Class X3, IO, 3.12%, 9/25/2047 (j)	23,000	3,561
Series K099, Class X3, IO, 2.02%, 10/25/2047 (j)	49,100	4,404
Series K098, Class X3, IO, 2.07%, 10/25/2047 (j)	145,702	13,071

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K740, Class X3, IO, 2.56%, 11/25/2047 (j)	21,423	1,687
Series K737, Class X3, IO, 1.83%, 1/25/2048 (j)	74,853	3,502
Series K106, Class X3, IO, 1.97%, 3/25/2048 (j)	100,622	9,253
Series K105, Class X3, IO, 2.04%, 3/25/2048 (j)	118,746	11,562
Series K111, Class X3, IO, 3.29%, 4/25/2048 (j)	52,234	8,354
Series K108, Class X3, IO, 3.61%, 4/25/2048 (j)	63,492	10,771
Series K738, Class X3, IO, 3.43%, 5/25/2048 (j)	71,537	6,469
Series K109, Class X3, IO, 3.50%, 5/25/2048 (j)	13,770	2,353
Series K110, Class X3, IO, 3.52%, 6/25/2048 (j)	28,200	4,725
Series K112, Class X3, IO, 3.11%, 7/25/2048 (j)	47,630	7,204
Series K114, Class X3, IO, 2.83%, 8/25/2048 (j)	10,750	1,472
Series K117, Class X3, IO, 2.97%, 10/25/2048 (j)	36,500	5,432
Series K120, Class X3, IO, 2.84%, 11/25/2048 (j)	38,372	5,502
Series K121, Class X3, IO, 2.87%, 11/25/2048 (j)	52,192	7,730
Series K739, Class X3, IO, 2.90%, 11/25/2048 (j)	39,675	3,440
Series K122, Class X3, IO, 2.72%, 1/25/2049 (j)	36,631	5,075
Series K743, Class X3, IO, 3.06%, 6/25/2049 (j)	5,000	533
Series Q014, Class X, IO, 2.79%, 10/25/2055 (j)	5,405	853
FIVE Mortgage Trust Series 2023-V1, Class XA, IO, 1.04%, 2/10/2056 (j)	57,126	1,664
FNMA ACES
Series 2015-M1, Class X2, IO, 0.60%, 9/25/2024 (j)	18,464	40
Series 2016-M12, Class X2, IO, 0.03%, 9/25/2026 (j)	66,157	28
Series 2019-M28, Class XAV3, IO, 1.26%, 2/25/2027 (j)	30,027	590
Series 2017-M8, Class X, IO, 0.20%, 5/25/2027 (j)	42,818	125
Series 2020-M10, Class X7, IO, 1.81%, 11/25/2027 (j)	37,581	1,798
Series 2020-M26, Class X3, IO, 1.84%, 1/25/2028 (j)	21,274	896
Series 2020-M4, Class 1X2, IO, 0.84%, 2/25/2028 (j)	14,153	360
Series 2020-M4, Class 1X3, IO, 1.12%, 2/25/2028 (j)	77,598	2,653
Series 2019-M30, Class X4, IO, 1.07%, 8/25/2028 (j)	40,251	598
Series 2020-M10, Class X6, IO, 1.50%, 8/25/2028 (j)	18,112	845
Series 2019-M31, Class X, IO, 1.41%, 9/25/2028 (j)	30,560	1,413
Series 2019-M30, Class X1, IO, 0.38%, 11/25/2028 (j)	84,556	808
Series 2020-M10, Class X3, IO, 1.41%, 11/25/2028 (j)	61,771	2,656
Series 2020-M10, Class X5, IO, 1.55%, 11/25/2028 (j)	54,298	2,580
Series 2019-M12, Class X, IO, 0.68%, 6/25/2029 (j)	142,878	3,173
Series 2019-M19, Class X2, IO, 0.74%, 9/25/2029 (j)	86,370	2,431
Series 2019-M32, Class X2, IO, 1.23%, 10/25/2029 (j)	28,370	1,332
Series 2019-M30, Class X2, IO, 0.13%, 12/25/2029 (j)	100,430	294
Series 2020-M3, Class X1, IO, 0.44%, 2/25/2030 (j)	16,832	286
Series 2019-M28, Class XA2, IO, 0.51%, 2/25/2030 (j)	17,374	310
Series 2019-M28, Class XA3, IO, 0.90%, 2/25/2030 (j)	31,029	1,033
Series 2020-M6, Class XD, IO, 1.15%, 2/25/2030 (j)	7,055	210
Series 2020-M19, Class X1, IO, 0.51%, 5/25/2030 (j)	29,379	592
Series 2020-M7, Class X, IO, 1.12%, 7/25/2030 (j)	31,160	1,385
Series 2020-M10, Class X1, IO, 1.90%, 12/25/2030 (j)	105,282	7,834
Series 2021-M16, Class X, IO, 0.76%, 1/1/2031 (j)	117,203	2,625
Series 2019-M21, Class X2, IO, 1.40%, 2/25/2031 (j)	69,495	3,848
Series 2020-M22, Class X, IO, 0.96%, 3/25/2031 (j)	73,545	2,898

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-M39, Class X2, IO, 1.64%, 8/25/2031 (j)	41,758	2,476
Series 2022-M2, Class X2, IO, 0.30%, 1/25/2032 (j)	66,098	869
Series 2020-M21, Class XA, IO, 1.12%, 3/25/2032 (j)	68,000	4,118
Series 2020-M26, Class X1, IO, 0.57%, 4/25/2032 (j)	21,269	529
Series 2020-M37, Class X, IO, 1.12%, 4/25/2032 (j)	91,390	4,332
Series 2020-M47, Class X1, IO, 0.71%, 10/25/2032 (j)	60,902	1,322
Series 2020-M31, Class X1, IO, 0.93%, 10/25/2032 (j)	92,962	2,292
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (j)	3,000	2,870
Series 2019-M30, Class X5, IO, 0.45%, 5/25/2033 (j)	119,573	2,034
Series 2019-M31, Class X1, IO, 1.18%, 4/25/2034 (j)	39,682	2,626
Series 2018-M15, Class X, IO, 0.79%, 1/25/2036 (j)	7,358	210
Series 2020-M6, Class XL, IO, 1.20%, 11/25/2049 (j)	31,680	1,863
FNMA, REMIC Trust Series 2020-M33, Class X, IO, 2.00%, 6/25/2028 (j)	29,260	1,512
FREMF Mortgage Trust
Series 2017-KF29, Class B, 8.98%, 2/25/2024 (a) (j)	110	110
Series 2017-KF35, Class B, 8.18%, 8/25/2024 (a) (j)	128	126
Series 2017-KF38, Class B, 7.93%, 9/25/2024 (a) (j)	172	168
Series 2017-KF41, Class B, 7.93%, 11/25/2024 (a) (j)	125	123
Series 2018-KL2B, Class CB, 3.83%, 1/25/2025 (a) (j)	7,208	6,583
Series 2018-KF49, Class B, 7.33%, 6/25/2025 (a) (j)	222	214
Series 2018-KC02, Class B, 4.23%, 7/25/2025 (a) (j)	2,520	2,378
Series 2018-KL3W, Class CW, 4.23%, 8/25/2025 (a) (j)	15,000	13,920
Series 2017-KL1P, Class BP, 3.48%, 10/25/2025 (a) (j)	11,000	10,118
Series 2018-KF53, Class B, 7.48%, 10/25/2025 (j)	492	474
Series 2018-KSL1, Class C, 3.98%, 11/25/2025 ‡ (a) (j)	15,000	13,599
Series 2018-KBX1, Class C, 3.69%, 1/25/2026 (a) (j)	7,500	6,324
Series 2019-KC03, Class B, 4.53%, 1/25/2026 (a) (j)	7,000	6,613
Series 2019-KF58, Class B, 7.58%, 1/25/2026 (a) (j)	338	319
Series 2019-KF60, Class B, 7.78%, 2/25/2026 (a) (j)	639	614
Series 2019-KC06, Class B, 3.95%, 9/25/2026 (a) (j)	7,609	6,888
Series 2016-KF24, Class B, 10.43%, 10/25/2026 (a) (j)	64	61
Series 2019-KF72, Class B, 7.53%, 11/25/2026 (a) (j)	2,706	2,538
Series 2020-KF74, Class B, 7.58%, 1/25/2027 (a) (j)	946	901
Series 2017-KL1E, Class BE, 4.04%, 2/25/2027 (a) (j)	9,625	8,399
Series 2017-KF33, Class B, 7.98%, 6/25/2027 (a) (j)	3,885	3,598
Series 2017-KF40, Class B, 8.13%, 11/25/2027 (a) (j)	124	115
Series 2018-KHG1, Class C, 3.95%, 12/25/2027 (a) (j)	26,000	22,909
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (a)	12,000	8,541
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (a)	130,474	376
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (a)	16,000	58
Series 2018-KW06, Class B, 4.40%, 6/25/2028 (a) (j)	6,326	5,788
Series 21K-F116, Class CS, 11.72%, 6/25/2028 (a) (j)	32,453	32,204
Series 2018-KF50, Class B, 7.33%, 7/25/2028 (a) (j)	145	130
Series 2021-KHG3, Class BFX, 2.48%, 9/25/2028 (a) (j)	11,071	9,205
Series 2018-KF56, Class B, 7.88%, 11/25/2028 (a) (j)	274	249
Series 2019-KW08, Class B, 4.39%, 1/25/2029 (a) (j)	16,320	14,841
Series 2019-KF57, Class B, 7.68%, 1/25/2029 (a) (j)	1,079	1,009
Series 2019-KBF3, Class C, 10.18%, 1/25/2029 (a) (j)	9,049	8,407

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	10,000	8,568
Series 2019-KL05, Class BHG, 4.52%, 2/25/2029 ‡ (a) (j)	3,600	3,129
Series 2019-KG01, Class B, 4.31%, 4/25/2029 (a) (j)	3,000	2,535
Series 2019-KF61, Class B, 7.63%, 4/25/2029 (a) (j)	2,201	1,979
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (a)	256,651	920
Series 2019-KW09, Class B, 4.15%, 5/25/2029 (a) (j)	15,670	13,756
Series 2019-KF63, Class B, 7.78%, 5/25/2029 (a) (j)	4,186	3,654
Series 2019-KW09, Class C, PO, 6/25/2029 ‡ (a)	22,210	13,599
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (a)	20,000	83
Series 2019-KC05, Class B, 4.32%, 7/25/2029 (a) (j)	16,737	14,137
Series 2019-KF65, Class B, 7.83%, 7/25/2029 (a) (j)	3,777	3,361
Series 2019-KF66, Class B, 7.83%, 7/25/2029 (a) (j)	1,763	1,620
Series 2019-KF67, Class B, 7.68%, 8/25/2029 (a) (j)	3,247	3,017
Series 2019-KF67, Class C, 11.43%, 8/25/2029 (a) (j)	9,740	8,131
Series 2019-KF70, Class B, 7.73%, 9/25/2029 (a) (j)	921	852
Series 2019-KF71, Class B, 7.73%, 10/25/2029 (a) (j)	3,430	3,131
Series 2019-KF73, Class B, 7.88%, 11/25/2029 (a) (j)	7,228	6,688
Series 2020-KF75, Class B, 7.68%, 12/25/2029 (a) (j)	1,914	1,737
Series 2020-KF76, Class B, 8.18%, 1/25/2030 (a) (j)	1,515	1,408
Series 2018-KW07, Class C, PO, 10/25/2031 ‡ (a)	12,089	7,224
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (a)	148,225	419
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (a)	16,500	64
Series 2018-KW07, Class B, 4.22%, 10/25/2031 (a) (j)	1,000	832
Series 2023-KF149, Class CS, 11.47%, 12/25/2032 (a) (j)	9,498	9,693
Series 2018-K158, Class B, 4.42%, 10/25/2033 (a) (j)	1,750	1,473
Series 19K-1513, Class X2A, IO, 0.10%, 8/25/2034 (a)	289,042	1,898
Series 2018-K156, Class X2A, IO, 0.10%, 7/25/2036 (a)	148,591	900
Series 2016-K53, Class B, 4.16%, 3/25/2049 (a) (j)	69	66
Series 2017-K728, Class C, 3.77%, 11/25/2050 (a) (j)	105	102
Series 2018-K75, Class D, PO, 4/25/2051 ‡ (a)	30,000	19,721
Series 2018-K75, Class X2A, IO, 0.10%, 4/25/2051 (a)	480,606	1,433
Series 2018-K75, Class X2B, IO, 0.10%, 4/25/2051 (a)	114,000	376
FRR Re-REMIC Trust
Series 2018-C1, Class CK43, PO, 2/27/2048 (a)	9,400	8,326
Series 2018-C1, Class BK43, 2.75%, 2/27/2048 (a) (j)	12,434	11,640
Series 2018-C1, Class A725, 2.27%, 2/27/2050 (a) (j)	1,000	982
Series 2018-C1, Class B725, 2.58%, 2/27/2050 (a) (j)	2,225	2,177
GNMA
Series 2012-89, IO, 0.10%, 12/16/2053 (j)	8,284	5
Series 2014-88, Class AJ, 2.99%, 3/16/2055 (j)	6,561	5,580
Series 2015-104, IO, 0.09%, 5/16/2055 (j)	7,347	39
Series 2017-53, IO, 0.53%, 11/16/2056 (j)	18,640	568
Series 2017-76, IO, 0.79%, 12/16/2056 (j)	6,849	285
Series 2023-127, IO, 0.43%, 7/16/2057 (j)	488,684	7,941
Series 2017-16, IO, 0.38%, 9/16/2058 (j)	14,433	280
Series 2017-70, IO, 0.39%, 2/16/2059 (j)	4,418	118
Series 2018-45, IO, 0.54%, 3/16/2059 (j)	13,759	445
Series 2017-105, IO, 0.52%, 5/16/2059 (j)	15,233	496

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2017-35, IO, 0.64%, 5/16/2059 (j)	7,841	278
Series 2017-148, IO, 0.55%, 7/16/2059 (j)	13,335	411
Series 2023-108, IO, 0.70%, 8/16/2059 (j)	240,253	8,352
Series 2017-171, IO, 0.65%, 9/16/2059 (j)	2,221	80
Series 2018-57, IO, 0.41%, 10/16/2059 (j)	59,262	1,830
Series 2018-4, IO, 0.57%, 10/16/2059 (j)	4,171	140
Series 2019-67, IO, 0.91%, 2/16/2060 (j)	9,009	484
Series 2018-106, IO, 0.65%, 4/16/2060 (j)	6,741	313
Series 2019-109, IO, 0.80%, 4/16/2060 (j)	29,983	1,618
Series 2018-119, IO, 0.67%, 5/16/2060 (j)	7,849	421
Series 2018-85, IO, 0.55%, 7/16/2060 (j)	8,795	337
Series 2018-98, IO, 0.45%, 8/16/2060 (j)	36,770	1,151
Series 2019-9, IO, 0.88%, 8/16/2060 (j)	12,491	614
Series 2020-184, IO, 0.91%, 11/16/2060 (j)	9,347	563
Series 2021-82, Class TA, IF, IO, 3.64%, 4/16/2061 (j)	69,138	2,940
Series 2019-32, IO, 0.60%, 5/16/2061 (j)	50,185	2,227
Series 2021-95, Class TA, IF, IO, 3.37%, 6/1/2061 (j)	53,831	2,374
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (j)	4,498	223
Series 2021-147, IO, 0.99%, 6/16/2061 (j)	30,924	2,130
Series 2021-123, Class SA, IF, IO, 3.63%, 6/16/2061 (j)	46,470	1,873
Series 2019-155, IO, 0.53%, 7/16/2061 (j)	104,870	4,088
Series 2021-153, Class SA, IF, IO, 3.60%, 8/16/2061 (j)	52,799	2,384
Series 2021-218, IO, 0.96%, 10/16/2061 (j)	15,680	1,087
Series 2021-178, Class SA, IF, IO, 3.60%, 10/16/2061 (j)	75,181	4,551
Series 2020-28, IO, 0.82%, 11/16/2061 (j)	17,857	965
Series 2020-56, IO, 0.97%, 11/16/2061 (j)	47,436	2,791
Series 2020-124, IO, 0.99%, 12/16/2061 (j)	8,828	574
Series 2019-130, IO, 0.68%, 1/16/2062 (j)	8,787	427
Series 2019-144, IO, 0.79%, 1/16/2062 (j)	14,207	783
Series 2020-40, IO, 0.88%, 1/16/2062 (j)	40,577	2,245
Series 2020-14, IO, 0.59%, 2/16/2062 (j)	92,676	4,015
Series 2020-27, IO, 0.69%, 3/16/2062 (j)	26,022	1,212
Series 2020-143, Class IB, IO, 0.87%, 3/16/2062 (j)	48,745	2,898
Series 2020-10, IO, 0.58%, 4/16/2062 (j)	34,298	1,415
Series 2020-23, IO, 0.66%, 4/16/2062 (j)	96,173	4,554
Series 2020-70, IO, 0.76%, 4/16/2062 (j)	48,977	2,563
Series 2020-54, IO, 0.92%, 4/16/2062 (j)	164,820	9,645
Series 2020-120, IO, 0.76%, 5/16/2062 (j)	8,497	476
Series 2020-91, Class IU, IO, 0.99%, 5/16/2062 (j)	72,306	4,759
Series 2020-72, IO, 1.04%, 5/16/2062 (j)	109,942	7,030
Series 2020-50, IO, 0.49%, 6/16/2062 (j)	45,984	1,927
Series 2020-106, Class IC, IO, 0.84%, 6/16/2062 (j)	72,760	4,303
Series 2020-108, IO, 0.85%, 6/16/2062 (j)	33,957	1,934
Series 2020-147, IO, 0.91%, 6/16/2062 (j)	172,684	10,659
Series 2020-194, IO, 1.08%, 6/16/2062 (j)	13,144	918
Series 2020-169, IO, 0.85%, 7/16/2062 (j)	362,492	21,479
Series 2020-161, IO, 1.05%, 8/16/2062 (j)	20,905	1,419
Series 2020-111, IO, 0.88%, 9/15/2062 (j)	17,101	981

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-158, IO, 0.77%, 9/16/2062 (j)	55,176	3,025
Series 2021-88, IO, 0.79%, 9/16/2062 (j)	276,454	16,013
Series 2020-114, IO, 0.80%, 9/16/2062 (j)	76,265	4,307
Series 2021-3, IO, 0.87%, 9/16/2062 (j)	203,012	12,410
Series 2020-192, IO, 0.95%, 9/16/2062 (j)	63,426	4,028
Series 2021-33, IO, 0.84%, 10/16/2062 (j)	183,338	11,122
Series 2021-102, IO, 0.85%, 10/16/2062 (j)	26,494	1,552
Series 2021-71, IO, 0.87%, 10/16/2062 (j)	169,535	10,444
Series 2020-128, IO, 0.91%, 10/16/2062 (j)	57,550	3,576
Series 2021-80, IO, 0.90%, 12/16/2062 (j)	63,896	4,268
Series 2020-150, IO, 0.96%, 12/16/2062 (j)	84,530	5,286
Series 2021-11, Class IX, IO, 1.16%, 12/16/2062 (j)	18,302	1,427
Series 2021-48, Class HT, IF, IO, 1.36%, 12/16/2062 (j)	85,855	2,536
Series 2021-40, IO, 0.82%, 2/16/2063 (j)	49,465	2,997
Series 2021-120, IO, 0.99%, 2/16/2063 (j)	53,729	3,737
Series 2021-62, Class SA, IF, IO, 3.37%, 2/16/2063 (j)	106,541	6,049
Series 2020-145, IO, 0.73%, 3/16/2063 (j)	35,226	1,835
Series 2021-101, IO, 0.68%, 4/16/2063 (j)	86,181	4,559
Series 2021-106, IO, 0.86%, 4/16/2063 (j)	88,974	5,791
Series 2021-151, IO, 0.92%, 4/16/2063 (j)	105,358	7,077
Series 2021-168, IO, 0.80%, 5/16/2063 (j)	143,720	8,507
Series 2021-126, IO, 0.85%, 5/16/2063 (j)	15,146	965
Series 2021-22, IO, 0.98%, 5/16/2063 (j)	54,090	3,673
Series 2021-10, IO, 0.99%, 5/16/2063 (j)	25,605	1,760
Series 2021-170, IO, 0.99%, 5/16/2063 (j)	14,981	1,065
Series 2021-141, Class SA, IF, IO, 3.65%, 6/16/2063 (j)	47,371	1,962
Series 2021-133, IO, 0.88%, 7/16/2063 (j)	88,580	5,803
Series 2021-181, IO, 0.97%, 7/16/2063 (j)	209,352	14,349
Series 2021-61, IO, 1.04%, 8/16/2063 (j)	42,259	2,911
Series 2023-15, Class AB, 4.00%, 8/16/2063 (j)	8,915	8,214
Series 2023-179, IO, 0.61%, 9/16/2063 (j) (k)	255,000	10,200
Series 2021-112, IO, 0.95%, 10/16/2063 (j)	18,056	1,248
Series 2021-148, IO, 1.06%, 10/16/2063 (j)	66,506	5,065
Series 2021-110, IO, 0.87%, 11/16/2063 (j)	2,830	182
Series 2021-180, IO, 0.91%, 11/16/2063 (j)	19,727	1,345
Series 2021-185, IO, 1.10%, 11/16/2063 (j)	38,680	3,062
Series 2021-167, IO, 0.87%, 12/16/2063 (j)	64,608	4,417
Series 2022-7, Class SA, IF, IO, 3.37%, 2/16/2064 (j)	51,737	2,578
Series 2021-224, IO, 0.78%, 4/16/2064 (j)	81,630	5,184
Series 2022-149, IO, 0.45%, 6/16/2064 (j)	49,278	2,174
Series 2022-134, IO, 0.51%, 6/16/2064 (j)	29,518	1,353
Series 2022-52, IO, 0.77%, 6/16/2064 (j)	151,063	8,480
Series 2022-141, IO, 0.78%, 6/16/2064 (j)	11,864	823
Series 2022-210, IO, 0.70%, 7/16/2064 (j)	35,629	2,254
Series 2022-199, IO, 0.76%, 7/16/2064 (j)	32,650	2,097
Series 2023-15, IO, 0.92%, 8/16/2064 (j)	32,441	2,408
Series 2023-26, IO, 0.97%, 4/16/2065 (j)	59,597	4,229
Series 2023-126, IO, 0.88%, 7/16/2065 (j)	63,995	4,723

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2023-46, 1.16%, 7/16/2065 (j)	20,000	1,631
GNMA, STRIPS Series 3, Class 23, IO, 1.40%, 9/16/2045	32,335	2,390
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.75%, 11/10/2045 (a) (j)	329	296
Series 2015-GC28, Class D, 4.45%, 2/10/2048 (a) (j)	2,000	1,736
Series 2015-GC32, Class D, 3.35%, 7/10/2048	4,521	3,657
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (j)	5,547	2,407
Series 2015-GC30, Class D, 3.38%, 5/10/2050	4,000	2,705
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (a)	4,950	2,367
Series 2019-GC42, Class D, 2.80%, 9/10/2052 (a)	11,880	6,509
Series 2019-GSA1, Class XB, IO, 0.42%, 11/10/2052 (j)	39,035	637
Series 2020-GC45, Class XA, IO, 0.78%, 2/13/2053 (j)	73,888	2,094
Series 2020-GC45, Class D, 2.85%, 2/13/2053 (a) (j)	3,000	1,639
Series 2020-GC45, Class E, 2.85%, 2/13/2053 (a) (j)	7,000	3,392
Series 2020-GC47, Class XA, IO, 1.24%, 5/12/2053 (j)	80,607	4,462
Series 2020-GSA2, Class XA, IO, 1.83%, 12/12/2053 (a) (j)	185,131	15,270
Series 2020-GSA2, Class D, 2.25%, 12/12/2053 (a)	18,158	8,957
Series 2020-GSA2, Class E, 2.25%, 12/12/2053 (a)	4,000	1,603
Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046 (a) (j)	1,582	1,549
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025 ‡	7,000	6,580
ILPT Commercial Mortgage Trust Series 2022-LPF2, Class E, 11.26%, 10/15/2039 (a) (j)	8,760	8,270
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 (a)	3,000	2,400
Series 2015-C31, Class B, 4.78%, 8/15/2048 (j)	2,000	1,635
Series 2015-C31, Class C, 4.78%, 8/15/2048 (j)	5,000	3,752
Series 2015-C33, Class D2, 4.29%, 12/15/2048 (a) (j)	1,000	768
Series 2015-C33, Class C, 4.79%, 12/15/2048 (j)	3,350	2,750
Series 2016-C1, Class D1, 4.36%, 3/17/2049 (a) (j)	1,500	1,190
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class XB, IO, 0.58%, 3/15/2050 (j)	31,917	439
Series 2017-JP5, Class C, 3.90%, 3/15/2050 (j)	1,550	1,160
Series 2017-JP5, Class D, 4.65%, 3/15/2050 (a) (j)	4,669	3,154
Series 2017-JP7, Class D, 4.53%, 9/15/2050 (a) (j)	367	244
JPMCC Re-REMIC Trust Series 2015-FRR2, Class BK39, PO, 8/27/2047 ‡ (a)	1,500	1,411
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6, Class D, 2.50%, 11/13/2052 (a)	9,875	4,834
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.04%, 12/15/2046 (a) (j)	2,750	2,338
Series 2015-JP1, Class C, 4.88%, 1/15/2049 (j)	1,000	816
Series 2016-JP3, Class D, 3.56%, 8/15/2049 (a) (j)	8,122	4,999
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (j)	88	33
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class D, 5.22%, 2/15/2047 (a) (j)	5,350	4,818
Series 2014-C15, Class D, 5.20%, 4/15/2047 (a) (j)	1,000	954
Series 2014-C16, Class B, 4.53%, 6/15/2047 (j)	11,000	10,229
Series 2014-C16, Class C, 4.97%, 6/15/2047 (j)	2,300	1,874
Series 2014-C17, Class C, 4.64%, 8/15/2047 (j)	4,000	3,637
Series 2014-C17, Class D, 4.89%, 8/15/2047 (a) (j)	9,393	8,200
Series 2015-C27, Class E, 3.24%, 12/15/2047 (a) (j)	2,500	1,573

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-C27, Class F, 3.24%, 12/15/2047 (a) (j)	6,334	3,673
Series 2014-C19, Class D, 3.25%, 12/15/2047 (a)	2,000	1,621
Series 2014-C19, Class E, 3.25%, 12/15/2047 (a)	6,500	4,886
Series 2014-C19, Class C, 4.00%, 12/15/2047	3,000	2,740
Series 2015-C20, Class D, 3.07%, 2/15/2048 (a)	5,086	4,247
Series 2015-C21, Class XA, IO, 0.98%, 3/15/2048 (j)	19,493	123
Series 2015-C21, Class B, 3.85%, 3/15/2048 (j)	4,000	3,530
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	8,000	6,561
Series 2015-C26, Class D, 3.06%, 10/15/2048 (a)	4,000	2,727
Series 2016-C31, Class B, 3.88%, 11/15/2049 (j)	4,350	3,561
Series 2016-C31, Class C, 4.40%, 11/15/2049 (j)	1,000	754
Series 2015-C23, Class D, 4.28%, 7/15/2050 (a) (j)	1,500	1,274
Morgan Stanley Capital I Series 2017-HR2, Class C, 4.46%, 12/15/2050 (j)	1,200	1,011
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.42%, 7/11/2040 (a) (j)	1,000	652
Series 2016-UB11, Class C, 3.69%, 8/15/2049 (j)	2,000	1,692
Series 2019-L3, Class D, 2.50%, 11/15/2052 (a)	4,500	2,396
Series 2020-L4, Class D, 2.50%, 2/15/2053 (a)	7,175	3,521
Series 2020-HR8, Class XA, IO, 1.96%, 7/15/2053 (j)	19,464	1,747
Series 2021-L5, Class XB, IO, 0.84%, 5/15/2054 (j)	60,000	2,626
Series 2021-L5, Class E, 2.50%, 5/15/2054 (a)	4,234	1,745
Series 2021-L5, Class C, 3.16%, 5/15/2054	6,000	3,842
Series 2021-L6, Class D, 2.50%, 6/15/2054 (a) (j)	13,685	6,695
Series 2021-L6, Class E, 2.50%, 6/15/2054 (a) (j)	5,500	2,297
Series 2021-L7, Class E, 2.50%, 10/15/2054 (a)	8,091	3,305
MRCD MARK Mortgage Trust
Series 2019-PARK, Class G, 2.72%, 12/15/2036 (a)	13,337	6,933
Series 2019-PARK, Class J, 4.25%, 12/15/2036 (a)	20,000	9,896
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.69%, 10/25/2049 (a) (j)	42,034	40,099
Series 2020-01, Class M10, 9.19%, 3/25/2050 (a) (j)	55,755	53,281
Series 2023-01, Class M7, 9.33%, 11/25/2053 (a) (j)	3,500	3,526
Series 2023-01, Class M10, 11.83%, 11/25/2053 (a) (j)	8,375	8,469
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.66%, 12/18/2051 (a) (j)	8,000	6,175
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.31%, 4/10/2043 (a) (j)	5,000	1,734
Octagon 66 Ltd. (Cayman Islands) Series 19K-1510, Class X2B, IO, 0.10%, 1/25/2034 (a)	81,410	554
P -stlb Series 2019-STL B9.25%, 10/11/2026 ‡	7,700	7,373
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.36%, 2/13/2053 (a) (j)	82,578	4,615
Series 2020-RR1, Class B, 3.48%, 2/13/2053 (a)	11,440	8,890
Series 2020-RR1, Class C, 3.98%, 2/13/2053 (a) (j)	4,750	3,499
Series 2020-RR1, Class D, 4.20%, 2/13/2053 (a) (j)	9,750	6,236
Series RR Trust Series 2015-1, Class B, PO, 4/26/2048 (a)	14,737	13,270
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	2,000	1,700
UBS Commercial Mortgage Trust
Series 2017-C1, Class C, 4.44%, 6/15/2050	5,330	4,289
Series 2017-C2, Class C, 4.30%, 8/15/2050 (j)	7,250	5,714
Series 2018-C11, Class XB, IO, 0.38%, 6/15/2051 (j)	100,000	1,389

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-C11, Class B, 4.71%, 6/15/2051 (j)	5,000	4,088
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (j)	1,355	1,282
Series 2018-2, Class M2, 4.51%, 10/26/2048 (a) (j)	100	85
Series 2018-2, Class M3, 4.72%, 10/26/2048 (a) (j)	183	150
Series 2019-1, Class A, 3.76%, 3/25/2049 (a) (j)	1,434	1,314
Series 2019-1, Class M1, 3.94%, 3/25/2049 (a) (j)	2,980	2,565
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (j)	2,816	2,649
Series 2021-1, Class M1, 1.79%, 5/25/2051 (a) (j)	2,993	2,345
Series 2021-1, Class M2, 2.26%, 5/25/2051 (a) (j)	2,014	1,552
Series 2021-4, Class A, 2.52%, 12/26/2051 (a) (j)	2	2
Series 2022-2, Class A, 4.67%, 4/25/2052 (a) (j)	2,901	2,604
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (j)	5,001	4,740
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (j)	5,287	5,036
Washington State Housing Finance Commission Series 2021-1, Class X, IO, 0.77%, 12/20/2035 (j)	91,505	4,161
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class D, 3.96%, 12/15/2047 (a) (j)	7,952	6,677
Series 2015-C26, Class D, 3.59%, 2/15/2048 (a)	3,000	2,611
Series 2015-C27, Class C, 3.89%, 2/15/2048	3,500	2,749
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 (a) (j)	9,230	7,203
Series 2015-C29, Class D, 4.36%, 6/15/2048 (j)	4,000	3,351
Series 2017-RB1, Class D, 3.40%, 3/15/2050 (a)	1,500	613
Series 2017-C38, Class D, 3.00%, 7/15/2050 (a)	4,500	2,960
Series 2018-C44, Class XB, IO, 0.28%, 5/15/2051 (j)	70,000	515
Series 2018-C44, Class D, 3.00%, 5/15/2051 (a)	1,250	741
Series 2018-C46, Class D, 3.00%, 8/15/2051 (a)	1,890	1,119
Series 2019-C52, Class XA, IO, 1.75%, 8/15/2052 (j)	15,550	948
Series 2020-C55, Class D, 2.50%, 2/15/2053 (a)	4,500	2,042
Series 2020-C55, Class E, 2.50%, 2/15/2053 (a)	6,850	2,641
Series 2021-C59, Class D, 2.50%, 4/15/2054 (a)	2,500	1,226
Series 2022-C62, Class C, 4.50%, 4/15/2055 (j)	2,500	1,784
Series 2015-NXS3, Class D, 3.15%, 9/15/2057 (a)	2,000	1,714
Series 2015-NXS2, Class D, 4.42%, 7/15/2058 (j)	2,226	1,755
Series 2015-LC22, Class D, 4.70%, 9/15/2058 (j)	5,107	4,203
Series 2016-C32, Class D, 3.79%, 1/15/2059 (a) (j)	4,000	3,105
WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 4.04%, 9/15/2057 (a) (j)	1,440	650
Total Commercial Mortgage-Backed Securities (Cost $2,628,782)		2,146,805
Asset-Backed Securities — 20.9%
ABFC Trust Series 2002-OPT1, Class M1, 6.55%, 5/25/2032 (j)	103	103
ACC, 0.25%, 6/15/2026 ‡	15,881	3,176
ACC Trust
Series 2021-1, Class C, 2.08%, 12/20/2024 (a)	1,401	1,380
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	13,004	10,850
Series 2022-1, Class D, 6.65%, 10/20/2028 (a)	9,131	179
Accelerated Assets LLC
Series 2018-1, Class B, 4.51%, 12/2/2033 (a)	140	136
Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	303	296

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	1,599	1,449
Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	1,966	1,782
Series 2021-1H, Class D, 3.58%, 10/20/2040 (a)	2,705	2,448
ACHV ABS TRUST Series 2023-2PL, Class B, 6.88%, 5/20/2030 (a)	2,708	2,709
Affirm Asset Securitization Trust
Series 2022-X1, Class CERT, 0.00%, 2/15/2027 ‡ (a)	12	92
Series 2022-A, Class 1D, 5.53%, 5/17/2027 (a)	8,505	8,228
Series 2022-A, Class 1E, 8.04%, 5/17/2027 (a)	9,040	8,736
Series 2022-A, Class E, 8.04%, 5/17/2027 (a)	7,840	7,576
Series 2023-A, Class 1A, 6.61%, 1/18/2028 (a)	3,735	3,728
Series 2023-B, Class A, 6.82%, 9/15/2028 (a)	15,316	15,420
Air Canada Pass-Through Trust (Canada) Series 2020-2, Class B, 9.00%, 10/1/2025 (a)	679	683
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	4,372	3,804
American Credit Acceptance Receivables Trust
Series 2022-4, Class B, 6.75%, 10/13/2026 (a)	800	801
Series 2023-4, Class B, 6.63%, 2/14/2028 (a)	3,226	3,244
Series 2022-1, Class E, 3.64%, 3/13/2028 (a)	10,316	9,609
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	12,853	12,263
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	4,333	4,261
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	1,700	1,715
Series 2023-1, Class C, 5.59%, 4/12/2029 (a)	4,158	4,092
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	5,575	5,475
Series 2023-2, Class C, 5.96%, 8/13/2029 (a)	4,890	4,836
Series 2023-4, Class D, 7.65%, 9/12/2030 (a)	6,700	6,807
AMSR Trust
Series 2020-SFR1, Class H, 5.30%, 4/17/2037 (a)	9,960	9,418
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (a)	10,005	9,500
Series 2020-SFR2, Class H, 5.25%, 7/17/2037 (a)	7,500	7,058
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 (a)	2,325	2,130
Series 2020-SFR5, Class F, 2.69%, 11/17/2037 (a)	18,177	16,454
Series 2020-SFR4, Class F, 2.86%, 11/17/2037 (a)	15,556	14,232
Series 2020-SFR5, Class G, 4.11%, 11/17/2037 (a)	7,300	6,691
Series 2019-SFR1, Class F, 3.87%, 1/19/2039 (a)	5,310	4,712
Series 2019-SFR1, Class G, 4.86%, 1/19/2039 (a)	2,125	1,924
Series 2019-SFR1, Class H, 6.04%, 1/19/2039 (a)	2,125	1,968
Series 2022-SFR1, Class E2, 4.64%, 3/17/2039 (a)	9,913	8,906
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	9,913	8,893
Applebee's Funding LLC Series 2019-1A, Class A2II, 4.72%, 6/5/2049 (a)	8,005	7,522
Aqua Finance Trust
Series 2019-A, Class C, 4.01%, 7/16/2040 (a)	5,747	5,250
Series 2020-AA, Class C, 3.97%, 7/17/2046 (a)	4,250	3,712
AREIT Trust Series 2021-CRE5, Class D, 8.09%, 11/17/2038 ‡ (a) (j)	12,500	11,627
Ares CLO Ltd. (Cayman Islands) Series 2016-39A, Class A1R2, 6.71%, 4/18/2031 (a) (j)	4,600	4,597
Arivo Acceptance Auto Loan Receivables Trust
Series 2019-1, Class B, 3.37%, 6/15/2025 (a)	1,071	1,070
Series 2019-1, Class C, 4.35%, 6/15/2026 (a)	1,500	1,498
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class D, 3.34%, 8/20/2026 (a)	20,500	18,773

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Bain Capital Credit CLO (Cayman Islands)
Series 2020-1A, Class A1, 6.85%, 4/18/2033 (a) (j)	2,390	2,383
Series 2019-1A, Class AR, 6.79%, 4/19/2034 (a) (j)	12,000	11,958
Bain Capital Credit CLO Ltd. (Cayman Islands)
Series 2020-3A, Class A1R, 6.83%, 10/23/2034 (a) (j)	4,300	4,277
Series 2021-7A, Class A1, 6.81%, 1/22/2035 (a) (j)	2,780	2,769
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class DR, 11.83%, 10/20/2031 (a) (j)	2,250	2,225
Series 2019-1A, Class A1R, 6.69%, 7/15/2032 (a) (j)	1,410	1,405
Bridgecrest Lending Auto Securitization Trust Series 2023-1, Class B, 6.80%, 8/15/2029	4,814	4,861
British Airways Pass-Through Trust (United Kingdom) Series 2020-1, Class B, 8.38%, 11/15/2028 (a)	794	813
BSPRT Issuer Ltd. (Cayman Islands)
Series 2021-FL7, Class D, 8.19%, 12/15/2038 (a) (j)	8,700	8,186
Series 2021-FL7, Class E, 8.84%, 12/15/2038 (a) (j)	225	207
Business Jet Securities LLC
Series 2020-1A, Class B, 3.97%, 11/15/2035 ‡ (a)	1,940	1,834
Series 2020-1A, Class C, 7.14%, 11/15/2035 ‡ (a)	1,940	1,890
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (a)	2,233	2,005
Series 2021-1A, Class C, 5.07%, 4/15/2036 ‡ (a)	1,647	1,543
BXG Receivables Note Trust Series 2018-A, Class C, 4.44%, 2/2/2034 (a)	690	657
Camden, 8.50%, 9/15/2031 ‡	10,216	9,756
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (a)	5,770	5,538
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	2,759	2,307
CARS-DB4 LP
Series 2020-1A, Class A4, 3.19%, 2/15/2050 (a)	3,457	3,289
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (a)	2,963	2,658
Series 2020-1A, Class B1, 4.17%, 2/15/2050 (a)	3,500	3,322
Series 2020-1A, Class B2, 4.52%, 2/15/2050 (a)	4,290	3,840
Series 2020-1A, Class B3, 4.95%, 2/15/2050 (a)	4,510	3,674
CARS-DB5 LP Series 2021-1A, Class A2, 2.28%, 8/15/2051 (a)	5,928	4,401
Carvana Auto Receivables Trust
Series 2019-1A, Class E, 5.64%, 1/15/2026 (a)	161	161
Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	1,889	1,881
Series 2019-3A, Class E, 4.60%, 7/15/2026 (a)	9,233	9,157
Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	6,990	6,911
Cascade MH Asset Trust
Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (j)	5,405	5,153
Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (a) (i)	9,390	8,307
Centex Home Equity Loan Trust Series 2004-A, Class AF4, 5.01%, 8/25/2032 (i)	147	144
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (a)	9,037	8,467
Series 2022-RTL1, Class AB, 5.00%, 2/16/2026 ‡ (a)	9,037	8,775
CIFC Funding Ltd. (Cayman Islands)
Series 2018-1A, Class A, 6.66%, 4/18/2031 (a) (j)	9,002	8,988
Series 2018-4A, Class A1, 6.81%, 10/17/2031 (a) (j)	8,010	8,006
Series 2021-4A, Class A, 6.71%, 7/15/2033 (a) (j)	2,890	2,882
Conn's Receivables Funding LLC
Series 2021-A, Class C, 4.59%, 5/15/2026 (a)	769	768

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-A, Class B, 9.52%, 12/15/2026 (a)	1,635	1,641
Series 2023-A, Class B, 10.00%, 1/17/2028 (a)	1,390	1,389
Consumer Loan Underlying Bond Credit Trust Series 2020-P1, Class C, 4.61%, 3/15/2028 (a)	193	192
CoreVest American Finance Trust
Series 2019-1, Class E, 5.75%, 3/15/2052 (a) (j)	1,493	1,357
Series 2019-2, Class E, 5.41%, 6/15/2052 (a) (j)	5,576	4,854
Series 2019-3, Class XB, IO, 1.54%, 10/15/2052 (a) (j)	53,875	3,521
Series 2019-3, Class XA, IO, 2.19%, 10/15/2052 (a) (j)	22,789	526
Series 2019-3, Class D, 3.76%, 10/15/2052 (a)	8,689	7,249
Series 2019-3, Class E, 4.89%, 10/15/2052 (a) (j)	5,810	4,918
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	808	780
Series 2022-3A, Class A, 6.57%, 10/15/2032 (a)	7,917	7,941
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	22,000	21,828
Series 2023-2A, Class A, 5.92%, 5/16/2033 (a)	2,000	1,983
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	2,295	2,294
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-4, Class M1, 6.18%, 7/25/2034 (j)	376	371
DataBank Issuer Series 2021-1A, Class C, 4.43%, 2/27/2051 (a)	3,800	3,049
Diversified Abs Phase III LLC Series 2022-1, 4.88%, 4/28/2039 ‡ (a)	25,109	22,329
Driven Brands Funding LLC
Series 2020-1A, Class A2, 3.79%, 7/20/2050 (a)	484	434
Series 2022-1A, Class A2, 7.39%, 10/20/2052 (a)	3,366	3,410
Dryden CLO Ltd. (Cayman Islands)
Series 2018-58A, Class A1, 6.66%, 7/17/2031 (a) (j)	4,136	4,130
Series 2019-68A, Class AR, 6.83%, 7/15/2035 (a) (j)	12,915	12,880
Dryden Senior Loan Fund (Cayman Islands)
Series 2013-26A, Class AR, 6.56%, 4/15/2029 (a) (j)	7,205	7,190
Series 2016-43A, Class AR2, 6.72%, 4/20/2034 (a) (j)	4,670	4,643
DT Auto Owner Trust
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	9,815	9,975
Series 2023-1A, Class B, 5.19%, 10/16/2028 (a)	1,067	1,051
Series 2023-1A, Class C, 5.55%, 10/16/2028 (a)	1,200	1,180
Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	11,700	11,082
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class C, 3.45%, 1/25/2034 (a)	775	727
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	2,083	1,878
Elmwood CLO Ltd. (Cayman Islands)
Series 2020-1A, Class A, 6.90%, 4/15/2033 (a) (j)	1,900	1,899
Series 2021-3A, Class A, 6.72%, 10/20/2034 (a) (j)	2,520	2,513
Exeter Automobile Receivables Trust
Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	11,000	10,818
Series 2023-1A, Class B, 5.72%, 4/15/2027	2,963	2,951
Series 2023-1A, Class C, 5.82%, 2/15/2028	3,100	3,068
Series 2023-2A, Class C, 5.75%, 7/17/2028	3,000	2,963
Series 2023-4A, Class C, 6.51%, 8/15/2028	3,520	3,515
Series 2022-3A, Class D, 6.76%, 9/15/2028	13,600	13,465
Series 2021-3A, Class E, 3.04%, 12/15/2028 (a)	2,845	2,541
Series 2022-4A, Class D, 5.98%, 12/15/2028	1,113	1,091

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-6A, Class D, 8.03%, 4/6/2029	4,232	4,342
Series 2023-1A, Class D, 6.69%, 6/15/2029	2,000	1,982
Series 2023-2A, Class D, 6.32%, 8/15/2029	3,000	2,964
Series 2022-1A, Class E, 5.02%, 10/15/2029 (a)	1,330	1,169
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	23,000	20,573
Series 2023-4A, Class D, 6.95%, 12/17/2029	5,000	4,992
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,138	1,085
Series 2023-1A, Class E, 12.07%, 9/16/2030 (a)	4,350	4,678
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	1,902	1,768
Series 2020-SFR1, Class F2, 4.28%, 8/17/2037 (a)	9,000	8,416
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	15,000	13,691
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	13,000	11,834
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	7,333	6,268
Flagship Credit Auto Trust
Series 2019-1, Class D, 4.08%, 2/18/2025 (a)	193	192
Series 2019-3, Class E, 3.84%, 12/15/2026 (a)	1,950	1,870
Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	4,500	4,366
Series 2021-3, Class E, 3.32%, 12/15/2028 (a)	6,401	5,128
Series 2022-3, Class E, 7.95%, 10/15/2029 (a)	4,000	3,623
FMC GMSR Issuer Trust
Series 2021-SAT1, 3.65%, 2/25/2024 ‡ (a) (j)	29,500	28,615
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (j)	7,000	6,154
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (j)	25,000	21,077
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (j)	19,140	15,053
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	10,000	8,715
Foundation Finance Trust
Series 2019-1A, Class B, 4.22%, 11/15/2034 (a)	855	827
Series 2019-1A, Class C, 5.66%, 11/15/2034 (a)	3,055	2,941
FREED ABS Trust Series 2022-3FP, Class C, 7.05%, 8/20/2029 (a)	8,450	8,423
FTF, 8.00%, 8/15/2024 ‡	3,886	3,148
Galaxy CLO Ltd. (Cayman Islands)
Series 2018-28A, Class A1, 6.76%, 7/15/2031 (a) (j)	7,360	7,354
Series 2016-22A, Class ARR, 6.86%, 4/16/2034 (a) (j)	13,306	13,290
GLS Auto Receivables Issuer Trust
Series 2023-1A, Class B, 6.19%, 6/15/2027 (a)	2,933	2,925
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	1,175	1,114
Series 2022-2A, Class D, 6.15%, 4/17/2028 (a)	1,800	1,770
Series 2021-3A, Class E, 3.20%, 10/16/2028 (a)	4,400	4,036
Series 2023-1A, Class C, 6.38%, 12/15/2028 (a)	2,552	2,545
Series 2023-1A, Class D, 7.01%, 1/16/2029 (a)	3,261	3,271
Series 2022-2A, Class E, 5.50%, 6/15/2029 (a)	10,680	9,697
Series 2022-3A, Class E, 8.35%, 10/15/2029 (a)	1,250	1,234
Series 2023-1A, Class E, 11.42%, 3/15/2030 (a)	1,000	1,062
Goldman Home Improvement Trust Issuer Trust Series 2022-GRN1, Class A, 4.50%, 6/25/2052 (a)	925	890
HERO Funding II (Cayman Islands) Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	55	54
Hertz Vehicle Financing LLC
Series 2021-1A, Class C, 2.05%, 12/26/2025 (a)	5,000	4,782

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-1A, Class D, 3.98%, 12/26/2025 (a)	10,000	9,521
Series 2022-4A, Class D, 6.56%, 9/25/2026 (a)	7,600	7,259
Series 2023-1A, Class C, 6.91%, 6/25/2027 (a)	3,990	3,951
Series 2023-1A, Class D, 9.13%, 6/25/2027 (a)	15,000	14,920
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	3,255	3,256
Series 2023-3A, Class D, 9.43%, 2/25/2028 (a)	4,450	4,439
Hertz Vehicle Financing LP Series 2021-2A, Class D, 4.34%, 12/27/2027 (a)	12,000	10,510
HIN Timeshare Trust
Series 2020-A, Class B, 2.23%, 10/9/2039 (a)	1,264	1,167
Series 2020-A, Class D, 5.50%, 10/9/2039 (a)	1,100	1,026
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	5,009	4,741
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	943	878
Home Partners of America Trust Series 2021-3, Class F, 4.24%, 1/17/2041 (a)	14,420	11,880
LendingClub Loan Certificate Issuer Trust
Series 2021-NP1, Class CERT, 0.00%, 12/15/2036 ‡ (a)	900	7,708
Series 2022-NP1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	855	8,920
Series 2022-P1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	860	8,144
Series 2022-NP2, Class CERT, 0.00%, 4/15/2037 ‡ (a)	800	8,629
Series 2022-P2, Class CERT, 0.00%, 4/15/2037 ‡ (a)	750	7,797
Series 2022-P3, Class CERT, 11.88%, 5/15/2037 ‡ (a)	500	6,120
Series 2022-NP3, Class CERT, HB, 25.22%, 5/15/2037 ‡ (a)	500	7,452
Series 2022-NP5, Class CERT, 0.00%, 6/15/2037 ‡ (a)	400	7,531
Series 2022-P4, Class CERT, 0.00%, 6/15/2037 ‡ (a)	400	5,724
Series 2022-P5, Class CERT, 12.86%, 7/15/2037 ‡ (a)	800	16,714
Series 2022-NP6, Class CERT, HB, 25.46%, 7/15/2037 ‡ (a)	700	14,014
Lendingpoint Asset Securitization Trust
Series 2021-A, Class C, 2.75%, 12/15/2028 (a)	4,907	4,830
Series 2021-A, Class D, 5.73%, 12/15/2028 (a)	6,540	6,230
Series 2021-B, Class C, 3.21%, 2/15/2029 (a)	27,348	25,943
Series 2021-B, Class D, 6.12%, 2/15/2029 (a)	2,000	1,799
Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	33,860	27,998
Series 2022-B, Class A, 4.77%, 10/15/2029 (a)	212	210
Series 2022-C, Class C, 8.68%, 2/15/2030 (a)	1,577	1,555
LendingPoint Asset Securitization Trust
Series 2021-1, Class C, 4.94%, 4/15/2027 ‡ (a)	1,518	1,514
Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (a)	6,500	6,132
Lendmark Funding Trust
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	14,380	11,631
Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	1,000	829
Series 2021-2A, Class C, 3.09%, 4/20/2032 (a)	1,100	901
Series 2021-2A, Class D, 4.46%, 4/20/2032 (a)	15,000	11,693
LFT CRE Ltd.
Series 2021-FL1, Class D, 7.89%, 6/15/2039 (a) (j)	22,600	20,912
Series 2021-FL1, Class E, 8.39%, 6/15/2039 (a) (j)	10,000	9,158
LL ABS Trust Series 2021-1A, Class C, 3.54%, 5/15/2029 (a)	5,120	4,668
LP LMS Asset Securitization Trust
8.35%, 10/15/2028 ‡	10,463	9,934

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-2A, Class C, 3.85%, 1/15/2029 (a)	8,895	8,367
Madison Park Funding Ltd. (Cayman Islands)
Series 2015-18A, Class ARR, 6.61%, 10/21/2030 (a) (j)	10,752	10,724
Series 2019-34A, Class AR, 6.76%, 4/25/2032 (a) (j)	4,200	4,193
Series 2019-33A, Class AR, 6.68%, 10/15/2032 (a) (j)	7,000	6,985
Magnetite Ltd.
Series 2023-39A, Class B, 7.53%, 10/25/2033 (a) (j)	4,900	4,887
Series 2020-27A, Class ER, 11.68%, 10/20/2034 (a) (j)	7,000	6,874
Mariner Finance Issuance Trust
Series 2019-AA, Class D, 5.44%, 7/20/2032 (a)	5,120	4,915
Series 2023-AA, Class E, 11.12%, 10/22/2035 (a)	8,400	8,345
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	5,030	3,938
Marlette Funding Trust
Series 2022-2A, Class D, 7.50%, 8/15/2032 (a)	3,823	3,812
Series 2022-3A, Class B, 5.95%, 11/15/2032 (a)	2,250	2,233
Series 2022-3A, Class C, 6.89%, 11/15/2032 (a)	1,096	1,096
Series 2022-3A, Class D, 7.80%, 11/15/2032 (a)	2,550	2,561
Series 2023-1A, Class B, 6.50%, 4/15/2033 (a)	4,300	4,290
Series 2023-1A, Class C, 7.20%, 4/15/2033 (a)	1,150	1,156
MNR ABS Issuer I LLC, 12.44%, 12/15/2038	10,000	10,000
Neuberger Berman CLO Ltd. (Cayman Islands) Series 2013-14A, Class AR2, 6.68%, 1/28/2030 (a) (j)	998	998
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2019-31A, Class AR, 6.72%, 4/20/2031 (a) (j)	650	650
Series 2019-34A, Class A1R, 6.66%, 1/20/2035 (a) (j)	2,340	2,330
New Economy Assets Phase Sponsor LLC Series 2021-1, Class B1, 2.41%, 10/20/2061 (a)	2,550	2,160
New Residential Mortgage LLC Series 2020-FNT1, Class A, 5.44%, 6/25/2025 (a)	9,349	9,052
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	4,643	4,375
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	3,596	3,307
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	9,823	9,034
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	15,375	13,973
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	13,122	12,001
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	2,587	2,453
OCP CLO Ltd. (Cayman Islands) Series 2020-18A, Class AR, 6.77%, 7/20/2032 (a) (j)	3,979	3,973
Octagon Investment Partners Ltd. (Cayman Islands) Series 2013-1A, Class A1RR, 6.63%, 7/19/2030 (a) (j)	2,016	2,012
Octagon Investment Partners 35 Ltd. (Cayman Islands) Series 2018-1A, Class A1A, 6.74%, 1/20/2031 (a) (j)	959	958
OnDeck Asset Securitization Trust IV LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	4,680	4,673
OneMain Financial Issuance Trust
Series 2018-2A, Class D, 4.29%, 3/14/2033 (a)	1,500	1,448
Series 2023-2A, Class A2, 6.82%, 9/15/2036 (a) (j)	18,963	18,976
Oportun Issuance Trust
Series 2022-2, Class D, 11.34%, 10/9/2029	500	483
Series 2022-3, Class B, 8.53%, 1/8/2030 (a)	8,400	8,431
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	1,077	994
Series 2021-B, Class D, 5.41%, 5/8/2031 (a)	1,760	1,599
Orange Lake Timeshare Trust
Series 2018-A, Class C, 3.74%, 11/8/2030 (a)	657	636
Series 2019-A, Class D, 4.93%, 4/9/2038 (a)	978	926

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
P2 Series 2021 A1, 3.00%, 12/20/2031 ‡ (a)	25,000	24,562
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (a)	34,967	28,445
Palmer Square CLO Ltd. (Cayman Islands) Series 2015-1A, Class A1A4, 6.76%, 5/21/2034 (a) (j)	10,000	9,992
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-4A, Class C, 8.26%, 10/15/2029 (a) (j)	8,877	8,752
Series 2021-4A, Class D, 10.66%, 10/15/2029 (a) (j)	12,000	11,909
Series 2022-4A, Class A2, 7.70%, 7/24/2031 (a) (j)	5,300	5,300
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2II, 4.67%, 9/5/2048 (a)	1,363	1,318
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 9.58%, 5/25/2027 (a) (j)	2,000	2,000
Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class M1, 5.11%, 7/25/2035 (i)	98	94
PRET LLC
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051 (a) (i)	3,333	2,738
Series 2021-NPL6, Class A2, 5.07%, 7/25/2051 (a) (i)	5,000	4,373
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A2, 4.21%, 9/27/2060 (a) (i)	14,000	12,265
Progress Residential Series 2021-SFR1, Class G, 3.86%, 4/17/2038 (a)	7,000	6,164
Progress Residential Trust
Series 2020-SFR3, Class F, 2.80%, 10/17/2027 (a)	5,000	4,571
Series 2020-SFR3, Class G, 4.11%, 10/17/2027 (a)	3,000	2,761
Series 2019-SFR3, Class E, 3.37%, 9/17/2036 (a)	6,100	5,918
Series 2021-SFR11, Class F, 4.42%, 1/17/2039 (a)	8,000	6,612
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (a)	10,211	8,470
PRPM LLC
Series 2021-1, Class A2, 3.72%, 1/25/2026 (a) (j)	5,000	4,677
Series 2021-6, Class A1, 1.79%, 7/25/2026 (a) (i)	12,466	11,822
Series 2021-6, Class A2, 3.47%, 7/25/2026 (a) (i)	2,749	2,495
Series 2021-7, Class A2, 3.67%, 8/25/2026 (a) (i)	11,837	10,812
Series 2021-8, Class A2, 3.60%, 9/25/2026 (a) (j)	5,500	4,846
Series 2021-10, Class A2, 4.83%, 10/25/2026 (a) (i)	5,000	4,793
RAMP Trust Series 2002-RS2, Class AI5, 4.82%, 3/25/2032 (j)	40	38
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 8.00%, 12/27/2044 (a) (j)	4,512	4,338
Regional Management Issuance Trust
Series 2020-1, Class D, 6.77%, 10/15/2030 (a)	2,410	2,184
Series 2021-1, Class D, 5.07%, 3/17/2031 (a)	2,600	2,242
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 6.24%, 3/25/2034 (i)	106	92
Series 2005-2, Class M1, 5.55%, 8/25/2035 (i)	398	355
Renew (Cayman Islands) Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	72	68
Repo Buyer RRI Trust, Zero Coupon, 4/14/2055 ‡	5,230	4,079
Republic Finance Issuance Trust Series 2021-A, Class D, 5.23%, 12/22/2031 (a)	930	774
River Rock SFR Frn, 9.25%, 10/15/2024 ‡ (a)	14,023	13,602
RSFR Series 2020-1, Class PT, 5.71%, 2/17/2025 ‡ (a) (i)	19,474	18,366
Santander Drive Auto Receivables Trust
Series 2023-4, Class B, 5.77%, 12/15/2028	4,511	4,515
Series 2022-4, Class C, 5.00%, 11/15/2029	7,000	6,847
Series 2023-3, Class C, 5.77%, 11/15/2030	1,600	1,596
Series 2023-5, Class C, 6.43%, 2/18/2031	17,441	17,577
Series 2022-7, Class C, 6.69%, 3/17/2031	493	499

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Santander Revolving Auto Loan Trust
Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	880	844
Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	8,085	7,712
SART
5.64%, 2/15/2024 ‡	451	450
Series 2018-1, 4.76%, 6/15/2025 ‡	102	102
5.01%, 4/15/2026 ‡	1,214	1,208
4.60%, 7/15/2026 ‡	1,888	1,862
SART CRR Series 4, Class B, 4.70%, 10/15/2024 ‡	2,004	1,964
SBA Small Business Investment Cos. Series 2023-10A, Class 1, 5.17%, 3/10/2033	32,192	31,795
SCF Equipment Leasing LLC
Series 2022-1A, Class E, 5.26%, 7/20/2032 (a)	2,354	2,090
Series 2022-1A, Class F, 6.00%, 7/20/2032 (a)	5,360	4,699
Series 2021-1A, Class E, 3.56%, 8/20/2032 (a)	3,300	3,040
Series 2021-1A, Class F, 5.52%, 8/20/2032 (a)	20,757	19,378
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class D, 4.75%, 1/20/2036 (a)	159	155
Series 2019-2A, Class D, 4.54%, 5/20/2036 (a)	446	430
Series 2019-3A, Class D, 4.18%, 8/20/2036 (a)	999	958
Series 2020-2A, Class D, 6.59%, 7/20/2037 (a)	2,536	2,443
Series 2021-2A, Class D, 3.23%, 9/20/2038 (a)	1,274	1,164
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	5,225	5,336
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	2,969	2,969
SoFi Consumer Loan Program Trust Series 2023-1S, Class A, 5.81%, 5/15/2031 (a)	704	703
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 4.38%, 10/16/2026 (a) (i)	7,500	6,391
Stratus CLO Ltd. (Cayman Islands) Series 2021-3A, Class E, 11.43%, 12/29/2029 (a) (j)	1,940	1,871
Theorem Funding Trust Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	2,985	3,003
Tricolor Auto Securitization Trust
Series 2021-1A, Class E, 3.23%, 9/15/2026 (a)	500	493
Series 2021-1A, Class F, 5.08%, 5/15/2028 (a)	500	487
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	3,612	3,384
Series 2016-1, Class B, 3.65%, 1/7/2026	3,026	2,825
Upstart Pass-Through Trust
Series 2021-ST4, Class CERT, 0.00%, 7/20/2027 (a)	1,875	611
Series 2021-ST6, Class CERT, 0.00%, 8/20/2027 (a)	2,900	862
Series 2021-ST6, Class A, 1.85%, 8/20/2027 (a)	1,415	1,360
Series 2021-PT1, Class A, HB, 20.11%, 9/20/2027 ‡ (a) (j)	2,504	2,203
Series 2021-ST7, Class CERT, 0.00%, 9/20/2029 (a)	3,500	1,612
Series 2021-ST8, Class CERT, 0.00%, 10/20/2029 (a)	2,670	883
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029 (a)	2,830	1,089
Series 2021-PT2, Class A, 19.73%, 11/20/2029 ‡ (a) (j)	4,038	3,311
Series 2021-PT3, Class A, HB, 21.56%, 12/20/2029 ‡ (a) (j)	4,264	3,567
Series 2021-PT4, Class A, HB, 20.47%, 1/20/2030 ‡ (a) (j)	1,644	1,439
Series 2022-PT2, Class A, 18.32%, 2/20/2030 (a) (j)	4,310	4,310
Series 2022-PT1, Class A, 19.47%, 2/20/2030 (a) (j)	4,875	4,875
Series 2022-PT3, Class A, 19.85%, 4/20/2030 ‡ (a) (j)	3,621	3,671
Series 2022-PT4, Class A, HB, 20.06%, 5/20/2030 (a) (j)	3,178	3,178

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Upstart Securitization Trust
Series 2021-2, Class C, 3.61%, 6/20/2031 (a)	16,291	15,430
Series 2021-3, Class C, 3.28%, 7/20/2031 (a)	6,518	6,039
Series 2021-4, Class C, 3.19%, 9/20/2031 (a)	6,604	5,964
Series 2021-5, Class C, 4.15%, 11/20/2031 (a)	17,436	15,839
Series 2022-1, Class C, 5.71%, 3/20/2032 (a)	6,474	5,790
US Auto Funding
Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	8,054	7,407
Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	10,392	4,781
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 ‡ (a)	3,210	3,063
VCAT LLC Series 2021-NPL2, Class A2, 4.21%, 3/27/2051 (a) (i)	5,500	5,020
vMobo, Inc.
7.46%, 7/18/2027 ‡	9,998	9,024
9.46%, 7/18/2027 ‡	20,000	18,500
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (i)	9,026	8,608
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (i)	2,983	2,889
Voya CLO Ltd. (Cayman Islands) Series 2016-3A, Class CR, 8.91%, 10/18/2031 (a) (j)	535	482
Welk Resorts LLC
Series 2019-AA, Class C, 3.34%, 6/15/2038 (a)	1,218	1,148
Series 2019-AA, Class D, 4.03%, 6/15/2038 (a)	480	453
Westgate Resorts LLC Series 2020-1A, Class C, 6.21%, 3/20/2034 (a)	1,755	1,738
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.48%, 9/15/2027 (a)	1,920	1,887
Series 2023-1A, Class B, 5.41%, 1/18/2028 (a)	375	371
Series 2023-1A, Class C, 5.74%, 8/15/2028 (a)	404	398
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	5,200	5,151
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	438	435
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	3,795	3,748
Total Asset-Backed Securities (Cost $2,036,257)		1,900,564
Mortgage-Backed Securities — 13.1%
FHLMC Gold Pools, Other
Pool # WN1250, 4.40%, 5/1/2028	19,200	18,545
Pool # WN2492, 4.93%, 6/1/2028	8,000	7,897
Pool # WN2493, 4.94%, 9/1/2028	5,500	5,437
Pool # WN2435, 3.99%, 7/1/2030	31,000	29,168
Pool # WN2184, 2.50%, 4/1/2032	9,600	7,898
Pool # WN2270, 3.95%, 10/1/2032	9,500	8,550
Pool # WN2271, 3.95%, 10/1/2032	8,200	7,380
Pool # WN2290, 3.80%, 11/1/2032	7,834	6,979
Pool # WN2298, 4.35%, 11/1/2032	8,350	7,678
Pool # WA3236, 4.75%, 11/1/2032	9,686	9,102
Pool # WN2326, 4.45%, 12/1/2032	2,160	2,037
Pool # WN1205, 4.60%, 1/1/2033	4,600	4,271
Pool # WN1206, 4.60%, 1/1/2033	7,899	7,344
Pool # WN2308, 4.90%, 1/1/2033	2,000	1,886
Pool # WA4830, 3.96%, 9/1/2053	5,179	4,228

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA, Other
Pool # BS9617, 4.79%, 10/1/2028	9,200	9,143
Pool # BS7094, 4.78%, 11/1/2029	23,000	22,491
Pool # BS9607, 5.06%, 9/1/2030	1,600	1,607
Pool # BS9738, 4.97%, 10/1/2030	2,250	2,247
Pool # BS3377, 1.72%, 10/1/2031	2,190	1,723
Pool # BS4789, 2.17%, 2/1/2032	5,100	4,125
Pool # BS6953, 4.90%, 10/1/2032	2,700	2,678
Pool # BS7948, 4.38%, 4/1/2033	3,563	3,392
Pool # BS8058, 4.89%, 4/1/2033	5,233	5,183
Pool # BS8213, 4.22%, 5/1/2033	889	841
Pool # BS8720, 4.40%, 6/1/2033	6,575	6,280
Pool # BS8742, 4.39%, 7/1/2033	4,200	3,997
Pool # BS8929, 4.52%, 7/1/2033	9,000	8,655
Pool # BS8912, 4.58%, 7/1/2033	2,140	2,076
Pool # BS8965, 4.69%, 7/1/2033	12,300	11,967
Pool # BS9112, 4.65%, 8/1/2033	4,256	4,141
Pool # BS9812, 5.06%, 11/1/2033	4,100	4,124
Pool # BS4294, 1.97%, 1/1/2034	2,400	1,840
Pool # BS7122, 4.94%, 11/1/2034	5,081	5,008
GNMA II, 30 Year
Pool # BF2605, 5.50%, 5/20/2048	268	273
Pool # BJ9839, 4.38%, 4/20/2049	126	120
Pool # MA8152, 5.00%, 7/20/2052	—	—
Pool # MA8272, 6.50%, 9/20/2052	173	176
Pool # MA8431, 6.50%, 11/20/2052	5,796	5,906
Pool # MA8432, 7.00%, 11/20/2052	96	98
Pool # MA8494, 7.00%, 12/20/2052	833	855
Pool # MA8572, 6.50%, 1/20/2053	1,170	1,190
Pool # MA8650, 6.50%, 2/20/2053	2,871	2,926
Pool # MA8651, 7.00%, 2/20/2053	736	756
Pool # MA8728, 6.50%, 3/20/2053	10,987	11,179
Pool # MA8881, 6.50%, 5/20/2053	25,431	25,869
Pool # MA8882, 7.00%, 5/20/2053	246	253
Pool # MA8950, 6.50%, 6/20/2053	19,206	19,544
Pool # MA8951, 7.00%, 6/20/2053	32,651	33,542
Pool # MA9110, 7.50%, 8/20/2053	3,983	4,076
Pool # MA9173, 6.50%, 9/20/2053	3,685	3,748
Pool # MA9174, 7.00%, 9/20/2053	79,742	81,916
Pool # MA9244, 7.00%, 10/20/2053	22,954	23,580
GNMA II, Other
Pool # CW7529, 7.00%, 9/20/2063	1,599	1,633
Pool # CX7724, 7.00%, 9/20/2063	379	387
Pool # CX4071, 7.00%, 10/20/2063	26,390	26,949
Pool # CX4083, 7.00%, 10/20/2063	9,497	9,698
Pool # CX7728, 7.00%, 10/20/2063	322	329
Pool # CY0090, 7.00%, 10/20/2063	3,099	3,165
Pool # CY0120, 7.00%, 10/20/2063	2,999	3,063

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
GNMA II, Single Family, 30 Year
TBA, 5.50%, 12/15/2053 (k)	236,228	234,489
TBA, 6.00%, 12/15/2053 (k)	305,000	307,185
TBA, 6.50%, 12/15/2053 (k)	156,885	159,539
Total Mortgage-Backed Securities (Cost $1,189,400)		1,192,362
Collateralized Mortgage Obligations — 11.3%
Adjustable Rate Mortgage Trust Series 2006-2, Class 1A4, 4.14%, 5/25/2036 (j)	970	815
Alternative Loan Trust
Series 2004-18CB, Class 5A1, 6.25%, 9/25/2034	18	18
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	13	12
Series 2005-23CB, Class A7, 5.25%, 7/25/2035	17	13
Series 2005-23CB, Class A16, 5.50%, 7/25/2035	46	38
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	295	252
Series 2005-J14, Class A3, 5.50%, 12/25/2035	219	136
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	473	228
Angel Oak Mortgage Trust
Series 2019-5, Class M1, 3.30%, 10/25/2049 (a) (j)	8,000	7,162
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (j)	2,470	2,092
Series 2019-6, Class B3, 5.88%, 11/25/2059 (a) (j)	1,250	1,004
Series 2020-1, Class B1, 3.76%, 12/25/2059 (a) (j)	1,550	1,250
Angel Oak Mortgage Trust I LLC
Series 2018-3, Class B1, 5.04%, 9/25/2048 (a) (j)	1,000	896
Series 2019-4, Class B2, 5.66%, 7/26/2049 (a) (j)	4,700	4,207
Arroyo Mortgage Trust
Series 2019-3, Class M1, 4.20%, 10/25/2048 (a) (j)	1,000	812
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (j)	382	354
Banc of America Funding Trust Series 2007-5, Class 4A1, 5.83%, 7/25/2037 (j)	663	432
Bear Stearns ALT-A Trust Series 2004-7, Class 2A1, 5.12%, 8/25/2034 (j)	71	67
Bear Stearns Asset-Backed Securities Trust Series 2003-AC4, Class M1, 5.66%, 9/25/2033 (i)	74	43
Bellemeade Re Ltd. (Bermuda)
Series 2019-1A, Class M2, 8.16%, 3/25/2029 (a) (j)	673	678
Series 2019-3A, Class B1, 7.96%, 7/25/2029 (a) (j)	1,000	1,004
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 5.86%, 4/25/2046 (j)	741	602
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-8, Class 1A5, 5.50%, 11/25/2035	34	31
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 3CB2, 6.50%, 8/25/2019	6	6
Series 2003-1, Class 3A5, 5.25%, 9/25/2033	42	39
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (a) (i)	2,762	2,762
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1B1, 9.79%, 4/25/2031 (a) (j)	8,186	8,757
Series 2019-R01, Class 2B1, 9.79%, 7/25/2031 (a) (j)	4,606	4,929
Series 2019-R02, Class 1B1, 9.59%, 8/25/2031 (a) (j)	12,434	13,130
Series 2019-R04, Class 2B1, 10.69%, 6/25/2039 (a) (j)	10,866	11,571
Series 2019-R05, Class 1B1, 9.54%, 7/25/2039 (a) (j)	8,476	8,793
Series 2019-R06, Class 2B1, 9.19%, 9/25/2039 (a) (j)	29,210	29,843
Series 2019-R07, Class 1B1, 8.84%, 10/25/2039 (a) (j)	33,667	34,243
Series 2019-HRP1, Class B1, 14.69%, 11/25/2039 (a) (j)	17,955	19,419

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2020-R02, Class 2B1, 8.44%, 1/25/2040 (a) (j)	2,834	2,836
Series 2020-R01, Class 1B1, 8.69%, 1/25/2040 (a) (j)	10,860	10,981
Series 2021-R01, Class 1B1, 8.43%, 10/25/2041 (a) (j)	2,600	2,621
Series 2021-R03, Class 1B1, 8.08%, 12/25/2041 (a) (j)	6,000	5,978
Series 2022-R01, Class 1B1, 8.48%, 12/25/2041 (a) (j)	8,378	8,449
Series 2021-R03, Class 1B2, 10.83%, 12/25/2041 (a) (j)	3,000	2,981
Series 2022-R01, Class 1B2, 11.33%, 12/25/2041 (a) (j)	3,813	3,837
Series 2023-R01, Class 1M1, 7.73%, 12/25/2042 (a) (j)	7,384	7,508
Series 2023-R02, Class 1M2, 8.68%, 1/25/2043 (a) (j)	11,850	12,299
Series 2023-R02, Class 1B1, 10.88%, 1/25/2043 (a) (j)	7,600	8,129
Series 2023-R04, Class 1M1, 7.63%, 5/25/2043 (a) (j)	7,477	7,591
Series 2023-R04, Class 1M2, 8.88%, 5/25/2043 (a) (j)	5,000	5,217
Series 2023-R06, Class 1M2, 8.03%, 7/25/2043 (a) (j)	2,960	2,993
Series 2023-R07, Class 2M2, 8.58%, 9/25/2043 (a) (j)	1,682	1,729
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4, Class 2A5, 5.50%, 6/25/2035 (j)	176	121
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1, Class 3A5, 6.16%, 12/25/2033 (i)	76	71
FARM Mortgage Trust Series 2021-1, Class B, 3.24%, 7/25/2051 ‡ (a) (j)	1,533	1,084
FHLMC STACR REMIC Trust
Series 2021-DNA5, Class B2, 10.83%, 1/25/2034 (a) (j)	3,400	3,420
Series 2022-DNA3, Class M1B, 8.23%, 4/25/2042 (a) (j)	10,000	10,214
Series 2023-DNA1, Class M1A, 7.43%, 3/25/2043 (a) (j)	1,770	1,796
Series 2020-HQA3, Class B1, 11.19%, 7/25/2050 (a) (j)	8,415	9,268
Series 2020-DNA4, Class B1, 11.44%, 8/25/2050 (a) (j)	9,242	10,275
Series 2021-DNA1, Class B2, 10.08%, 1/25/2051 (a) (j)	6,400	6,249
FHLMC Stacr Trust Series 2019-HQA1, Class B1, 9.84%, 2/25/2049 (a) (j)	4,330	4,671
FHLMC STACR Trust
Series 2018-DNA2, Class B1, 9.14%, 12/25/2030 (a) (j)	1,000	1,060
Series 2018-HQA2, Class B1, 9.69%, 10/25/2048 (a) (j)	3,935	4,279
Series 2019-DNA1, Class B2, 16.19%, 1/25/2049 (a) (j)	8,135	9,827
Series 2019-HQA2, Class B2, 16.69%, 4/25/2049 (a) (j)	3,500	4,260
Series 2019-DNA4, Class B2, 11.69%, 10/25/2049 (a) (j)	5,000	5,305
FHLMC Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class B1, 10.59%, 10/25/2029 (j)	11,000	12,017
Series 2017-HQA2, Class B1, 10.19%, 12/25/2029 (j)	2,500	2,706
Series 2017-DNA3, Class B1, 9.89%, 3/25/2030 (j)	10,800	11,637
Series 2017-HQA3, Class B1, 9.89%, 4/25/2030 (j)	1,000	1,080
Series 2018-HQA1, Class B1, 9.79%, 9/25/2030 (j)	34,415	37,210
Series 2021-DNA2, Class M2, 7.63%, 8/25/2033 (a) (j)	3,035	3,057
Series 2023-DNA2, Class M1A, 7.43%, 4/25/2043 (a) (j)	6,695	6,776
FHLMC, REMIC
Series 4102, Class BI, IO, 3.50%, 8/15/2027	1,102	51
Series 4149, IO, 3.00%, 1/15/2033	249	20
Series 4160, IO, 3.00%, 1/15/2033	736	58
Series 4212, Class MI, IO, 3.00%, 6/15/2033	1,023	106
Series 3145, Class GI, IF, IO, 1.16%, 4/15/2036 (j)	1,373	99
Series 4495, Class PI, IO, 4.00%, 9/15/2043	196	16
Series 4321, Class PI, IO, 4.50%, 1/15/2044	252	37
Series 4670, Class TI, IO, 4.50%, 1/15/2044	287	24

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4550, Class DI, IO, 4.00%, 3/15/2044	145	13
Series 4612, Class QI, IO, 3.50%, 5/15/2044	259	35
Series 4612, Class PI, IO, 3.50%, 6/15/2044	24	3
Series 4657, Class QI, IO, 4.00%, 9/15/2044	241	20
Series 4585, Class JI, IO, 4.00%, 5/15/2045	261	37
Series 4628, Class PI, IO, 4.00%, 7/15/2045	173	22
Series 4681, Class SD, IF, IO, 0.71%, 5/15/2047 (j)	383	44
Series 4694, Class SA, IF, IO, 0.66%, 6/15/2047 (j)	657	75
Series 4689, Class SD, IF, IO, 0.71%, 6/15/2047 (j)	558	68
Series 4746, Class SC, IF, IO, 0.71%, 1/15/2048 (j)	6,829	803
Series 5164, Class J, 2.50%, 5/25/2049	10,643	8,965
Series 4910, Class PI, IO, 5.00%, 7/25/2049	1,824	408
Series 4919, Class SH, IF, IO, 0.56%, 9/25/2049 (j)	9,877	801
Series 5011, Class MI, IO, 3.00%, 9/25/2050	34,684	5,407
Series 5052, Class EI, IO, 3.00%, 12/25/2050	28,411	4,604
Series 5072, Class BI, IO, 3.00%, 2/25/2051	35,628	5,741
Series 5143, Class PI, IO, 2.50%, 5/25/2051	2,938	343
Series 5143, Class Z, 2.50%, 5/25/2051	1,540	762
Series 5148, Class PI, IO, 2.50%, 10/25/2051	8,546	898
Series 5148, Class PZ, 2.50%, 10/25/2051	6,219	3,383
Series 5151, Class KZ, 2.50%, 10/25/2051	4,361	2,420
Series 5154, Class QI, IO, 2.50%, 10/25/2051	11,688	1,183
Series 5154, Class ZQ, 2.50%, 10/25/2051	10,421	5,938
Series 5149, Class ZB, 3.00%, 10/25/2051	1,126	668
FHLMC, STRIPS
Series 304, Class C32, IO, 3.00%, 12/15/2027	96	4
Series 342, Class S7, IF, IO, 0.67%, 2/15/2045 (j)	6,987	704
Fhms Frn, 0.00%, 4/25/2035 (k)	186,283	42,117
FNMA, Connecticut Avenue Securities
Series 2017-C01, Class 1B1, 11.19%, 7/25/2029 (j)	31,801	35,932
Series 2017-C02, Class 2B1, 10.94%, 9/25/2029 (j)	28,544	31,923
Series 2017-C03, Class 1B1, 10.29%, 10/25/2029 (j)	7,377	8,041
Series 2017-C05, Class 1B1, 9.04%, 1/25/2030 (j)	11,760	12,377
Series 2017-C06, Class 1B1, 9.59%, 2/25/2030 (j)	7,255	7,744
Series 2017-C06, Class 2B1, 9.89%, 2/25/2030 (j)	8,015	8,676
Series 2017-C07, Class 1B1, 9.44%, 5/25/2030 (j)	5,700	6,184
Series 2018-C01, Class 1B1, 8.99%, 7/25/2030 (j)	4,870	5,216
Series 2018-C03, Class 1B1, 9.19%, 10/25/2030 (j)	16,054	17,295
Series 2018-C04, Class 2B1, 9.94%, 12/25/2030 (j)	4,250	4,642
Series 2018-C05, Class 1B1, 9.69%, 1/25/2031 (j)	3,000	3,251
Series 2018-C06, Class 1B1, 9.19%, 3/25/2031 (j)	16,560	17,940
Series 2018-C06, Class 2B1, 9.54%, 3/25/2031 (j)	2,860	3,104
Series 2021-R02, Class 2B1, 8.63%, 11/25/2041 (a) (j)	4,983	4,992
Series 2021-R02, Class 2B2, 11.53%, 11/25/2041 (a) (j)	2,032	2,079
FNMA, REMIC
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	507	36
Series 2012-93, Class FS, IF, IO, 0.71%, 9/25/2032 (j)	1,881	124
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	1,538	147

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-76, Class SB, IF, IO, 1.61%, 8/25/2033 (j)	1,403	110
Series 2021-13, Class DI, IO, 3.50%, 1/25/2036	6,379	779
Series 2006-42, Class LI, IF, IO, 1.12%, 6/25/2036 (j)	1,163	105
Series 2011-79, Class SD, IF, IO, 0.46%, 8/25/2041 (j)	3,213	265
Series 2011-78, Class JS, IF, IO, 0.56%, 8/25/2041 (j)	1,606	103
Series 2012-133, Class HS, IF, IO, 0.71%, 12/25/2042 (j)	185	17
Series 2012-148, Class US, IF, 6.71%, 1/25/2043 (j)	1,016	748
Series 2016-6, Class KI, IO, 4.00%, 2/25/2044	293	42
Series 2015-35, Class SA, IF, IO, 0.16%, 6/25/2045 (j)	7,663	527
Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	292	51
Series 2016-56, Class ST, IF, IO, 0.56%, 8/25/2046 (j)	4,947	501
Series 2016-95, Class ES, IF, IO, 0.56%, 12/25/2046 (j)	1,491	168
Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	300	51
Series 2017-6, Class SB, IF, IO, 0.61%, 2/25/2047 (j)	102	10
Series 2017-39, Class ST, IF, IO, 0.66%, 5/25/2047 (j)	1,195	138
Series 2017-70, Class SA, IF, IO, 0.71%, 9/25/2047 (j)	840	88
Series 2017-90, Class SP, IF, IO, 0.71%, 11/25/2047 (j)	2,388	253
Series 2017-112, Class SC, IF, IO, 0.71%, 1/25/2048 (j)	3,005	329
Series 2021-86, Class T, 2.50%, 9/25/2048	18,146	15,383
Series 2019-32, Class PI, IO, 5.00%, 10/25/2048	865	182
Series 2019-47, Class QI, IO, 4.50%, 6/25/2049	1,552	308
Series 2019-37, Class CS, IF, IO, 0.61%, 7/25/2049 (j)	3,379	342
Series 2019-42, Class SK, IF, IO, 0.61%, 8/25/2049 (j)	6,175	645
Series 2020-89, Class GI, IO, 3.00%, 12/25/2050	53,080	8,581
Series 2020-100, Class IA, IO, 3.00%, 1/25/2051	88,262	14,278
FNMA, STRIPS
Series 421, Class 7, IO, 3.50%, 5/25/2030	49	2
Series 421, Class C3, IO, 4.00%, 7/25/2030	202	13
GCAT Trust
Series 2020-NQM1, Class M1, 2.93%, 1/25/2060 (a) (j)	10,871	8,910
Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 (a) (j)	3,000	2,249
GMACM Mortgage Loan Trust Series 2004-J2, Class A8, 5.75%, 6/25/2034	27	26
GNMA
Series 2013-182, Class MS, IF, IO, 0.69%, 12/20/2043 (j)	7,815	757
Series 2015-110, Class MS, IF, IO, 0.26%, 8/20/2045 (j)	4,588	362
Series 2016-108, Class SN, IF, IO, 0.63%, 8/20/2046 (j)	11,074	1,157
Series 2016-108, Class SM, IF, IO, 0.65%, 8/20/2046 (j)	2,623	276
Series 2016-147, Class AS, IF, IO, 0.65%, 10/20/2046 (j)	4,746	509
Series 2017-36, Class SL, IF, IO, 0.76%, 3/16/2047 (j)	6,184	708
Series 2019-132, Class KI, IO, 3.50%, 3/20/2047	304	10
Series 2019-33, Class PI, IO, 4.00%, 11/20/2048	81	19
Series 2019-65, Class ST, IF, IO, 0.60%, 5/20/2049 (j)	8,965	681
Series 2019-86, Class ST, IF, IO, 0.65%, 7/20/2049 (j)	4,640	331
Series 2019-99, Class SJ, IF, IO, 0.60%, 8/20/2049 (j)	6,477	545
Series 2019-120, Class DS, IF, IO, 0.60%, 9/20/2049 (j)	8,472	808
Series 2019-132, Class SK, IF, IO, 0.60%, 10/20/2049 (j)	6,784	592
Series 2020-86, Class TS, IF, IO, 0.15%, 6/20/2050 (j)	10,734	1,083
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	161,419	21,845

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2021-23, Class IA, IO, 2.50%, 2/20/2051	80,133	10,894
Series 2021-81, Class IC, IO, 3.00%, 5/20/2051	19,731	2,838
Series 2021-91, Class CI, IO, 3.00%, 5/20/2051	17,146	2,441
Series 2021-117, Class NI, IO, 3.00%, 7/20/2051	55,653	7,965
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	65,606	10,263
Series 2021-162, Class NZ, 2.50%, 9/20/2051	4,717	2,802
Series 2021-162, Class Z, 2.50%, 9/20/2051	4,838	2,901
Series 2021-165, Class ZJ, 2.50%, 9/20/2051	4,830	2,701
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	20,766	2,949
Series 2015-H13, Class GI, IO, 1.52%, 4/20/2065 (j)	785	17
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	77	72
Grene 2023-Senior, 5.50%, 1/17/2061 ‡	2,356	2,308
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (j)	157	23
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 4.66%, 9/25/2035 (j)	85	78
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 5.81%, 1/25/2047 (j)	6,255	5,878
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 10.83%, 10/25/2034 (a) (j)	12,500	13,104
Impac CMB Trust Series 2005-1, Class 1A2, 6.08%, 4/25/2035 (j)	138	124
IndyMac INDX Mortgage Loan Trust Series 2007-AR21, Class 6A1, 3.81%, 9/25/2037 (j)	12,247	8,185
JPMorgan Alternative Loan Trust Series 2006-S3, Class A4, 6.81%, 8/25/2036 (i)	1,236	1,143
JPMorgan Mortgage Trust Series 2006-S1, Class 1A1, 6.00%, 4/25/2036	30	29
Lehman Mortgage Trust Series 2007-7, Class 5A7, 6.50%, 8/25/2037	11,013	5,234
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (a) (i)	23,380	23,227
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (a) (i)	2,750	2,743
Series 2023-RTL3, Class A1, 8.00%, 8/25/2028 (a) (i)	10,000	9,964
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.87%, 8/25/2033 (j)	33	20
MASTR Asset Securitization Trust Series 2003-11, Class 7A2, 5.25%, 12/25/2033	22	21
Merrill Lynch Mortgage Investors Trust Series 2003-A5, Class 2A6, 5.26%, 8/25/2033 (j)	34	31
MFA Trust
Series 2022-RTL1, Class A1, 5.07%, 4/26/2027 (a) (i)	10,190	9,885
Series 2023-RTL1, Class A1, 7.58%, 8/25/2027 (a) (i)	3,030	2,995
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A2, 3.95%, 4/28/2066 ‡ (a) (j)	14,000	12,036
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1IB, IO, 1.00%, 12/25/2057 (a) (j)	8,154	162
Series 2018-3A, Class A1IC, IO, 1.50%, 5/25/2058 (a) (j)	19,916	679
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (a) (j)	3,042	2,272
OBX Trust
Series 2023-NQM7, Class A1, 6.84%, 4/25/2063 (a) (i)	6,704	6,759
Series 2023-NQM6, Class A1, 6.52%, 7/25/2063 (a) (i)	3,746	3,753
Ocwen Frn Series 2021-GNMSR1, 5.00%, 4/30/2024 ‡	15,825	15,706
PMT Credit Risk Transfer Trust Series 2021-1R, Class A, 8.37%, 2/27/2024 (a) (j)	9,300	9,282
PNMAC GMSR Issuer Trust Series 2018-GT2, Class A, 8.86%, 8/25/2025 (a) (j)	4,320	4,321
PRPM LLC
Series 2020-4, Class A2, 6.44%, 10/25/2025 (a) (i)	7,030	6,897
Series 2020-6, Class A1, 5.36%, 11/25/2025 (a) (i)	1,968	1,933
RAAC Trust Series 2005-SP1, Class 4A1, 7.00%, 9/25/2034	32	30
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 12.08%, 9/25/2032 (a) (j)	9,000	9,594
SART Series 2017-1, 4.75%, 7/15/2024 ‡	22	21

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class A, IO, 0.00%, 7/25/2056 (j)	18,579	12
Series 2021-2, Class BXS, 15.33%, 11/25/2060 (a) (j)	4,996	3,655
STACR Trust
Series 2018-HRP2, Class B1, 9.64%, 2/25/2047 (a) (j)	2,825	3,079
Series 2018-DNA3, Class B1, 9.34%, 9/25/2048 (a) (j)	7,685	8,218
Starwood Mortgage Residential Trust Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (a)	1,150	851
Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 7.36%, 10/25/2037 (j)	1,777	1,508
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1, 6.31%, 5/25/2047 (j)	12,883	10,092
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (a) (i)	1,943	1,798
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	30,000	27,572
TVC Mortgage Trust Series 2020-RTL1, Class A2, 4.97%, 9/25/2024 (a) (i)	507	505
Verus Securitization Trust
Series 2019-INV3, Class B1, 3.73%, 11/25/2059 (a) (j)	7,606	6,351
Series 2019-4, Class B1, 3.86%, 11/25/2059 (a) (j)	2,200	1,850
Series 2020-1, Class M1, 3.02%, 1/25/2060 (a) (j)	1,990	1,540
Series 2020-2, Class A1, 2.23%, 5/25/2060 (a) (j)	56	54
Series 2022-4, Class A1, 4.47%, 4/25/2067 (a) (i)	871	830
Series 2023-1, Class A1, 5.85%, 12/25/2067 (a) (i)	1,182	1,168
Series 2023-2, Class A1, 6.19%, 3/25/2068 (a) (i)	8,024	7,978
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (i)	7,532	7,446
Visio Trust Series 2019-2, Class B1, 3.91%, 11/25/2054 (a) (j)	820	592
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (j)	12,000	10,820
WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A2, 5.50%, 6/25/2033	56	54
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 5.61%, 8/25/2033 (j)	74	70
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	47	46
Series 2005-AR7, Class A3, 5.14%, 8/25/2035 (j)	48	47
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR8, Class 2A, 5.78%, 10/25/2046 (j)	2,072	1,596
Total Collateralized Mortgage Obligations (Cost $1,053,119)		1,027,649
Foreign Government Securities — 3.7%
Dominican Republic Government Bond
7.05%, 2/3/2031 (a)	1,230	1,236
6.00%, 2/22/2033 (a)	753	702
6.00%, 2/22/2033 (g)	8,400	7,826
6.40%, 6/5/2049 (g)	1,600	1,402
5.88%, 1/30/2060 (a)	13,650	10,929
5.88%, 1/30/2060 (g)	13,200	10,569
Federal Republic of Nigeria
6.50%, 11/28/2027 (g)	5,400	4,779
6.13%, 9/28/2028 (a)	6,347	5,379
7.14%, 2/23/2030 (g)	19,000	16,174
7.38%, 9/28/2033 (a)	4,405	3,488
7.70%, 2/23/2038 (g)	4,700	3,554
8.25%, 9/28/2051 (a)	3,263	2,459
Federative Republic of Brazil 3.88%, 6/12/2030	1,200	1,070

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Gabonese Republic 7.00%, 11/24/2031 (a)	1,143	894
Hashemite Kingdom of Jordan
5.85%, 7/7/2030 (g)	4,600	4,180
7.38%, 10/10/2047 (g)	7,600	6,574
Islamic Republic of Pakistan
8.25%, 9/30/2025 (g)	3,100	2,579
6.00%, 4/8/2026 (a)	17,085	11,705
7.38%, 4/8/2031 (a)	5,013	2,958
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	2,870	2,892
Kingdom of Bahrain
6.75%, 9/20/2029 (g)	1,700	1,698
5.45%, 9/16/2032 (a)	9,389	8,333
Kingdom of Morocco 6.50%, 9/8/2033 (g)	900	910
Magyar Export-Import Bank Zrt. 6.13%, 12/4/2027 (a)	1,000	993
Republic of Angola
9.50%, 11/12/2025 (g)	700	681
8.25%, 5/9/2028 (g)	1,900	1,682
8.00%, 11/26/2029 (a)	3,620	3,027
8.00%, 11/26/2029 (g)	11,400	9,533
8.75%, 4/14/2032 (a)	5,266	4,389
9.13%, 11/26/2049 (g)	5,700	4,304
Republic of Armenia 3.60%, 2/2/2031 (a)	5,100	3,973
Republic of Colombia
8.00%, 4/20/2033	2,010	2,084
7.50%, 2/2/2034	1,860	1,856
8.75%, 11/14/2053	4,568	4,842
Republic of Costa Rica
6.13%, 2/19/2031 (g)	17,500	17,439
6.55%, 4/3/2034 (a)	3,300	3,317
5.63%, 4/30/2043 (g)	1,200	1,033
7.00%, 4/4/2044 (g)	1,000	998
7.30%, 11/13/2054 (a)	4,403	4,482
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (g)	16,537	15,884
6.13%, 6/15/2033 (g)	15,000	13,237
Republic of El Salvador
6.38%, 1/18/2027 (g)	500	421
8.63%, 2/28/2029 (g)	6,200	5,268
7.63%, 2/1/2041 (g)	2,900	2,049
7.12%, 1/20/2050 (g)	6,900	4,603
Republic of Ghana
6.38%, 2/11/2027 (b) (g)	7,700	3,378
7.88%, 2/11/2035 (a) (b)	3,720	1,600
8.75%, 3/11/2061 (b) (g)	3,500	1,488
Republic of Guatemala
6.60%, 6/13/2036 (a)	1,420	1,368
4.65%, 10/7/2041 (a)	1,400	1,038
Republic of Iraq 5.80%, 1/15/2028 (g)	8,663	7,959

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of Kenya
8.00%, 5/22/2032 (g)	8,600	7,246
6.30%, 1/23/2034 (a)	2,593	1,927
8.25%, 2/28/2048 (g)	5,600	4,228
Republic of Namibia 5.25%, 10/29/2025 (g)	4,900	4,765
Republic of Paraguay, 6.10%, 8/11/2044 (g)	12,075	11,027
Republic of Rwanda 5.50%, 8/9/2031 (a)	8,000	6,200
Republic of Senegal
6.25%, 5/23/2033 (g)	11,000	9,116
6.75%, 3/13/2048 (g)	13,100	9,203
Republic of Serbia 6.50%, 9/26/2033 (a)	2,800	2,762
Republic of South Africa
5.00%, 10/12/2046	5,100	3,404
5.75%, 9/30/2049	7,406	5,370
Republic of Turkey
9.38%, 3/14/2029	5,000	5,294
9.38%, 1/19/2033	1,741	1,850
Republic of Uzbekistan International Bond 7.85%, 10/12/2028 (a)	1,494	1,514
Romania Government Bond 6.63%, 2/17/2028 (g)	900	917
State of Mongolia 4.45%, 7/7/2031 (a)	7,800	6,280
Sultanate of Oman Government Bond
6.25%, 1/25/2031 (g)	900	922
6.25%, 1/25/2031 (a)	2,659	2,723
7.38%, 10/28/2032 (a)	7,291	8,026
6.50%, 3/8/2047 (g)	600	575
6.75%, 1/17/2048 (g)	5,400	5,250
Tunisian Republic 5.75%, 1/30/2025 (g)	2,765	2,188
Turkiye Ihracat Kredi Bankasi A/S 9.38%, 1/31/2026 (a)	2,803	2,878
Total Foreign Government Securities (Cost $408,302)		338,881
Loan Assignments — 0.6% (h) (l)
Automobile Components — 0.0% ^
Adient US LLC, Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.71%, 4/10/2028	2,241	2,241
Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.90%, 3/31/2028	1,955	1,921
Chemicals — 0.1%
Gates Global LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 7.95%, 3/31/2027	2,390	2,387
Venator Materials Corp., 1st Lien Term Loan (3-MONTH SOFR + 8.00%), 9.00%, 10/12/2028	60	59
Venator Materials Corp., Term Loan (3-MONTH SOFR + 8.00%), 9.00%, 10/12/2028	2,014	1,966
		4,412
Consumer Staples Distribution & Retail — 0.1%
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50%), 16.65%, 6/30/2026 ‡	3,031	3,031
Moran Foods, LLC, First Lien Term Loan
(2-MONTH SOFR + 2.00%), 12.74%, 6/30/2026 ‡	2,479	2,016
(3-MONTH CME TERM SOFR + 2.00%), 12.74%, 6/30/2026 ‡	63	39
		5,086

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Electronic Equipment, Instruments & Components — 0.0% ^
Ingram Micro Inc., 1st Lien Term Loan (3-MONTH SOFR + 3.00%), 8.65%, 6/30/2028	1,825	1,820
Financial Services — 0.0% ^
OL SP LLC, Term Loan (1-MONTH SOFR + 4.25%), 4.25%, 5/15/2025	242	233
Ground Transportation — 0.1%
First Student Bidco, Inc., Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 9.49%, 7/21/2028	4,000	3,962
Health Care Equipment & Supplies — 0.0% ^
Medline, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.46%, 10/23/2028	3,051	3,051
Health Care Providers & Services — 0.1%
Parexel International Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 11/15/2028	3,152	3,148
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.24%, 10/18/2027	2,985	2,948
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan (3-MONTH SOFR + 11.00%), 5/16/2024 ‡ (b)	43	5
Life Sciences Tools & Services — 0.0% ^
Avantor Funding, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.70%, 11/8/2027	572	572
Machinery — 0.0% ^
Alliance Laundry Systems LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.99%, 10/8/2027	1,816	1,817
Media — 0.1%
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.82%, 1/18/2028	1,990	1,914
DirectV Financing LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 10.64%, 8/2/2027	2,460	2,417
		4,331
Passenger Airlines — 0.0% ^
AAdvantage Loyality IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.43%, 4/20/2028	900	912
Personal Care Products — 0.1%
Nestle Skin Health SA, Term Loan B (Luxembourg) (3-MONTH CME TERM SOFR + 3.50%), 9.24%, 10/1/2026	8,805	8,830
Pharmaceuticals — 0.0% ^
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 7.17%, 8/1/2027	2,009	1,976
Specialty Retail — 0.0% ^
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.95%, 12/18/2026 (m)	12	11
Petco Health & Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.90%, 3/3/2028	2,815	2,658
		2,669
Total Loan Assignments (Cost $50,117)		49,934
	SHARES (000)
Common Stocks — 0.3%
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	7,198	72
Chemicals — 0.1%
Venator Materials plc *	960,448	6,723

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified Telecommunication Services — 0.0% ^
Frontier Communications Parent, Inc. *	20	432
Windstream Holdings, Inc. ‡ *	—	5
		437
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	6	8
iHeartMedia, Inc., Class A *	2	6
		14
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp.	41	3,279
Chord Energy Corp.	14	2,396
EP Energy Corp. ‡ *	11	18
Gulfport Energy Corp. *	47	6,432
		12,125
Professional Services — 0.0% ^
NMG, Inc. ‡ *	—	1
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ *	—	3
Wireless Telecommunication Services — 0.1%
Intelsat SA (Luxembourg) ‡ *	148	3,943
Total Common Stocks (Cost $13,026)		23,318
	PRINCIPAL AMOUNT ($000)
Municipal Bonds — 0.1% (n)
California — 0.1%
California Infrastructure & Economic Development Bank Series 2020A-3, Rev., AMT, 8.00%, 8/15/2024 (a) (j)	9,200	9,317
Los Angeles Community College District Series 2010E, GO, 6.75%, 8/1/2049	100	116
Orange County Water District Series 2017B, Rev., 4.06%, 8/15/2041	290	244
Regents of the University of California Medical Center Pooled Series 2009F, Rev., 6.58%, 5/15/2049	255	280
University of California, Taxable Build America Series 2009R, Rev., 5.77%, 5/15/2043	140	142
University of California, Taxable Limited Project Series 2015J, Rev., 4.13%, 5/15/2045	100	86
Total California		10,185
Colorado — 0.0% ^
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	175	156
Indiana — 0.0% ^
Indianapolis Local Public Improvement Bond Bank, Marion County Health and Hospital Series 2010B-2, Rev., 6.12%, 1/15/2040	240	252
Texas — 0.0% ^
North Texas Tollway Authority, First Tier Series 2009B, Rev., 6.72%, 1/1/2049	131	152
Total Municipal Bonds (Cost $10,870)		10,745

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — 0.1%
Media — 0.0% ^
DISH Network Corp. 2.38%, 3/15/2024	1,500	1,433
Oil, Gas & Consumable Fuels — 0.1%
Gulfport Energy Corp. 10.00% (Cash), 1/8/2024 ‡ (c) (e) (f)	—	2,663
Total Convertible Bonds (Cost $1,758)		4,096
	SHARES (000)
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	14	8
Electric Utilities — 0.0% ^
SCE Trust VI 5.00%, 1/8/2024 ($25 par value) (o)	199	3,873
Total Preferred Stocks (Cost $4,678)		3,881
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $—)	—	4
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ * (Cost $— )	31	—
	SHARES (000)
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.39% (p) (q) (Cost $52,280)	52,252	52,283
Total Investments — 107.7% (Cost $10,755,027)		9,782,826
Liabilities in Excess of Other Assets — (7.7)%		(697,052)
NET ASSETS — 100.0%		9,085,774

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AMT	Alternative Minimum Tax
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
OYJ	Public Limited Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2023 is $40,042 or 0.44% of the Fund’s net
assets as of November 30, 2023.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2023.

(g)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2023.
(i)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2023.

(j)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	Fund is subject to legal or contractual restrictions on the resale of the security.
(n)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(o)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of November 30, 2023.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of November 30, 2023.
TBA Short Commitments

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 4.00%, 12/25/2053(a)	(301,200)	(273,521)
(Proceeds received of $268,418)		(273,521)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
Futures contracts outstanding as of November 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	142	03/19/2024	USD	15,604	— (a)
U.S. Treasury 10 Year Ultra Note	6,528	03/19/2024	USD	741,642	4,832
U.S. Treasury Long Bond	22	03/19/2024	USD	2,566	13
U.S. Treasury Ultra Bond	57	03/19/2024	USD	7,018	90
U.S. Treasury 2 Year Note	8,222	03/28/2024	USD	1,681,656	4,380
U.S. Treasury 5 Year Note	17,141	03/28/2024	USD	1,832,882	7,088
					16,403
Short Contracts
U.S. Treasury 10 Year Note	(349)	03/19/2024	USD	(38,352)	(155)
U.S. Treasury 10 Year Ultra Note	(4,247)	03/19/2024	USD	(482,499)	(2,221)
U.S. Treasury Long Bond	(2,711)	03/19/2024	USD	(316,170)	(2,367)
U.S. Treasury Ultra Bond	(765)	03/19/2024	USD	(94,191)	(1,134)
					(5,877)
					10,526

Abbreviations
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of November 30, 2023 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
JPY	13,033,309	USD	87,221	BNP Paribas	12/15/2023	844
JPY	979,232	USD	6,481	Morgan Stanley	12/15/2023	135
Total unrealized appreciation						979
Net unrealized appreciation						979

Abbreviations
JPY	Japanese Yen
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of November 30, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	12/20/2027	0.73	USD39,851	321	(798)	(477)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.78	USD31,878	299	(647)	(348)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.78	USD31,878	128	(476)	(348)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.78	USD15,942	38	(212)	(174)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.78	USD7,971	32	(119)	(87)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.78	USD15,935	77	(251)	(174)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.78	USD7,721	92	(177)	(85)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.78	USD44,000	335	(816)	(481)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.78	USD4,770	46	(98)	(52)
							1,368	(3,594)	(2,226)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
Over-the-Counter ("OTC") Credit default swap contracts outstanding — sell protection (a) as of November 30, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.11	3.00	Monthly	Citibank, NA	11/18/2054	9.66	USD5,000	(259)	(729)	(988)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	9.66	USD12,500	(618)	(1,853)	(2,471)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	9.66	USD10,000	(440)	(1,537)	(1,977)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	9.66	USD20,000	(743)	(3,211)	(3,954)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	9.66	USD15,000	(494)	(2,472)	(2,966)
CMBX.NA.BBB-.12	3.00	Monthly	Citibank, NA	08/17/2061	11.21	USD7,500	(615)	(1,449)	(2,064)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	11.21	USD5,000	(231)	(1,145)	(1,376)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	11.21	USD2,500	(115)	(573)	(688)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	11.21	USD12,500	(348)	(3,092)	(3,440)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	11.21	USD12,500	(130)	(3,310)	(3,440)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	11.21	USD5,500	(61)	(1,452)	(1,513)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	11.21	USD8,017	(89)	(2,117)	(2,206)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	11.21	USD12,500	(55)	(3,385)	(3,440)
CMBX.NA.BBB-.9	3.00	Monthly	Citibank, NA	09/17/2058	16.51	USD2,500	(273)	(238)	(511)
CMBX.NA.BBB-.9	3.00	Monthly	Citibank, NA	09/17/2058	16.51	USD10,000	(906)	(1,137)	(2,043)
CMBX.NA.BBB-.9	3.00	Monthly	Citibank, NA	09/17/2058	16.51	USD8,000	(610)	(1,024)	(1,634)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	16.51	USD12,500	(1,784)	(769)	(2,553)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	16.51	USD7,500	(815)	(717)	(1,532)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	16.51	USD7,500	(818)	(713)	(1,531)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	16.51	USD5,000	(472)	(549)	(1,021)
							(9,876)	(31,472)	(41,348)

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CMBX	Commercial Mortgage-Backed Securities Index
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.41-V2	5.00	Quarterly	12/20/2028	4.03	USD220,175	(1,362)	(9,280)	(10,642)
CDX.NA.HY.41-V2	5.00	Quarterly	12/20/2028	4.03	USD258,875	(2,331)	(10,182)	(12,513)
						(3,693)	(19,462)	(23,155)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of November 30, 2023 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	1,368	(2,226)
OTC Credit default swap contracts outstanding - sell protection	(9,876)	(41,348)
Total OTC swap contracts outstanding	(8,508)	(43,574)

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,561,572	$338,992	$1,900,564
Collateralized Mortgage Obligations	—	985,602	42,047	1,027,649
Commercial Mortgage-Backed Securities	—	1,972,045	174,760	2,146,805
Common Stocks
Broadline Retail	—	—	72	72
Chemicals	6,723	—	—	6,723
Diversified Telecommunication Services	432	—	5	437
Media	14	—	—	14
Oil, Gas & Consumable Fuels	12,107	—	18	12,125
Professional Services	—	—	1	1
Specialty Retail	—	—	3	3
Wireless Telecommunication Services	—	—	3,943	3,943
Total Common Stocks	19,276	—	4,042	23,318
Convertible Bonds
Media	—	1,433	—	1,433
Oil, Gas & Consumable Fuels	—	—	2,663	2,663
Total Convertible Bonds	—	1,433	2,663	4,096
Corporate Bonds
Aerospace & Defense	—	31,617	—	31,617
Automobile Components	—	95,417	—	95,417
Automobiles	—	924	—	924
Banks	—	88,858	—	88,858
Beverages	—	7,352	—	7,352
Biotechnology	—	6,956	—	6,956
Broadline Retail	—	21,576	—	21,576
Building Products	—	49,602	—	49,602
Capital Markets	—	13,216	—	13,216
Chemicals	—	100,386	—	100,386
Commercial Services & Supplies	—	89,951	—	89,951
Communications Equipment	—	24,127	—	24,127
Construction & Engineering	—	31,174	—	31,174
Consumer Finance	—	93,429	—	93,429
Consumer Staples Distribution & Retail	—	52,564	—	52,564
Containers & Packaging	—	99,307	—	99,307
Distributors	—	2,210	—	2,210
Diversified Consumer Services	—	8,661	—	8,661
Diversified REITs	—	28,167	—	28,167
Diversified Telecommunication Services	—	192,537	10,825	203,362
Electric Utilities	—	67,140	—	67,140

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Electrical Equipment	$—	$22,441	$—	$22,441
Electronic Equipment, Instruments & Components	—	17,572	—	17,572
Energy Equipment & Services	—	19,508	—	19,508
Entertainment	—	37,766	—	37,766
Financial Services	—	21,964	—	21,964
Food Products	—	26,486	—	26,486
Gas Utilities	—	10,942	—	10,942
Ground Transportation	—	58,585	532	59,117
Health Care Equipment & Supplies	—	33,174	—	33,174
Health Care Providers & Services	—	133,497	— (a)	133,497
Health Care Technology	—	8,328	—	8,328
Hotel & Resort REITs	—	15,350	—	15,350
Hotels, Restaurants & Leisure	—	160,284	—	160,284
Household Durables	—	32,937	—	32,937
Household Products	—	41,854	—	41,854
Independent Power and Renewable Electricity Producers	—	10,751	—	10,751
Insurance	—	484	—	484
IT Services	—	10,650	—	10,650
Leisure Products	—	11,432	—	11,432
Machinery	—	13,363	—	13,363
Marine Transportation	—	5,596	—	5,596
Media	—	312,756	—	312,756
Metals & Mining	—	49,362	—	49,362
Mortgage Real Estate Investment Trusts (REITs)	—	71,572	—	71,572
Multi-Utilities	—	2,308	—	2,308
Oil, Gas & Consumable Fuels	—	351,263	23	351,286
Paper & Forest Products	—	1,995	—	1,995
Passenger Airlines	—	29,859	—	29,859
Personal Care Products	—	22,549	—	22,549
Pharmaceuticals	—	115,302	—	115,302
Real Estate Management & Development	—	2,010	—	2,010
Semiconductors & Semiconductor Equipment	—	29,413	—	29,413
Software	—	41,854	—	41,854
Specialized REITs	—	11,257	—	11,257
Specialty Retail	—	89,178	—	89,178
Technology Hardware, Storage & Peripherals	—	11,932	—	11,932
Tobacco	—	1,867	—	1,867
Trading Companies & Distributors	—	48,651	—	48,651
Transportation Infrastructure	—	4,271	—	4,271
Wireless Telecommunication Services	—	25,390	—	25,390
Total Corporate Bonds	—	3,020,924	11,380	3,032,304
Foreign Government Securities	—	338,881	—	338,881
Loan Assignments
Automobile Components	—	2,241	—	2,241
Beverages	—	1,921	—	1,921
Chemicals	—	4,412	—	4,412
Consumer Staples Distribution & Retail	—	—	5,086	5,086

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Electronic Equipment, Instruments & Components	$—	$1,820	$—	$1,820
Financial Services	—	233	—	233
Ground Transportation	—	3,962	—	3,962
Health Care Equipment & Supplies	—	3,051	—	3,051
Health Care Providers & Services	—	3,148	—	3,148
IT Services	—	2,948	—	2,948
Leisure Products	—	—	5	5
Life Sciences Tools & Services	—	572	—	572
Machinery	—	1,817	—	1,817
Media	—	4,331	—	4,331
Passenger Airlines	—	912	—	912
Personal Care Products	—	8,830	—	8,830
Pharmaceuticals	—	1,976	—	1,976
Specialty Retail	—	2,669	—	2,669
Total Loan Assignments	—	44,843	5,091	49,934
Mortgage-Backed Securities	—	1,192,362	—	1,192,362
Municipal Bonds	—	10,745	—	10,745
Preferred Stocks
Broadline Retail	—	—	8	8
Electric Utilities	3,873	—	—	3,873
Total Preferred Stocks	3,873	—	8	3,881
Rights	—	—	— (a)	— (a)
Warrants	—	—	4	4
Short-Term Investments
Investment Companies	52,283	—	—	52,283
Total Investments in Securities	$75,432	$9,128,407	$578,987	$9,782,826
Liabilities
TBA Short Commitment	$—	$(273,521)	$—	$(273,521)
Total Liabilities in Securities Sold Short	$—	$(273,521)	$—	$(273,521)
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$979	$—	$979
Futures Contracts	16,403	—	—	16,403
Depreciation in Other Financial Instruments
Futures Contracts	(5,877)	—	—	(5,877)
Swaps	—	(54,528)	—	(54,528)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$10,526	$(53,549)	$—	$(43,023)

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2023
Investments in Securities:

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2023
Asset-Backed Securities	$465,454	$809	$(11,236)	$(64)	$15,452	$(135,134)	$6,130	$(28,035)	$25,616	$338,992
Collateralized Mortgage Obligations	91,311	—	23	3	2,634	(441)	—	(25,867)	(25,616)	42,047
Commercial Mortgage-Backed Securities	77,389	—	(1,674)	88	15,550	(2)	83,409	—	—	174,760
Common Stocks	3,798	59	245	—	—	(60)	—	—	—	4,042
Convertible Bonds	1,285	—	1,378	—	—	—	—	—	—	2,663
Corporate Bonds	2	(1,825)	(807)	170	3,087	(3,630)	14,383	—	—	11,380
Loan Assignments	334	—	(170)	244	5,333	(321)	—	(329)	—	5,091
Preferred Stocks	12	—	(4)	—	—	—	—	—	—	8
Rights	— (b)	—	— (b)	—	—	—	—	—	—	— (b)
Warrants	13	—	(9)	—	—	—	—	—	—	4
Total	$639,598	$(957)	$(12,254)	$441	$42,056	$(139,588)	$103,922	$(54,231)	$—	$578,987

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2023, which were valued using significant unobservable inputs (level 3) amounted to $(12,903).
For the period ended November 30, 2023, transfers in and out of level 3 were the result of decreased or increased transparency of market activity and observability of certain inputs used in determining fair value. This change in observability and resulting changes in levels does not impact liquidity or fair value of the Fund's investments or reflect any change in the investment strategy of the Fund.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$28,568	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 25.00% (7.35%)
			Constant Default Rate	0.00% - 29.00% (4.65%)
			Yield (Discount Rate of Cash Flows)	7.25% - 15.84% (10.35%)

Asset-Backed Securities	28,568
	10,820	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	15.68% (15.68%)

Collateralized Mortgage Obligations	10,820
	2,663	Terms of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	2,663
	18	Pending Distribution Amount	Expected Recovery	$1.60 ($1.60)

Common Stocks	18

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at November 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	5	Terms of Exchange Offer	Expected Recovery	10.90% (10.90%)

Loan Assignments	5
Total	$42,074

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At November 30, 2023, the value of these investments was $536,913. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.39% (a) (b)	$225,246	$2,177,967	$2,350,925	$(28)	$23	$52,283	52,252	$2,395	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts

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will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional

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amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.